UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Capital Income Builder

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Semi-annual report for the six months ended April 30, 2009

Capital Income Builder® seeks to provide a growing dividend — with higher income distributions every quarter to the extent possible — together with a current yield exceeding that of U.S. stocks generally.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	–35.26%	–0.45%	3.61%

The total annual fund operating expense ratio was 0.62% for Class A shares for the 12 months ended March 31, 2009. Please note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 26 to 29 and the Expense Example on pages 30 and 31, which are annualized for the six-month period ended April 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2009, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 4.29%.

Results for other share classes can be found on page 32.

Equity investments are subject to market fluctuations. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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The first six months of Capital Income Builder’s fiscal year were marked by intense volatility, sharp drops in the value of both stocks and bonds, and hesitant steps toward stability. The fund posted a negative return for the period, though it continues to provide solid long-term results when compared with the unmanaged Standard & Poor’s 500 Composite Index and its peer group, as represented by the Lipper Income Funds Average.

For the six months ended April 30, 2009, the fund saw a loss of 3.4%. By way of comparison, the S&P 500 dropped 8.5%. However, the Lipper Income Funds Average posted a positive 0.9% return. It should be noted that Capital Income Builder’s focus on generating income primarily through equities, rather than bonds and other fixed-income instruments, makes it difficult to benchmark against its peer group, as the Lipper average includes many funds with comparatively larger bond portfolios.

In spite of a historic and challenging period in the global equity and bond markets, the fund continued to produce income for its shareholders. The fund generated a better-than-average 12-month dividend yield of 6.3%, besting the 4.4% and 3.1% yields of the Lipper Income Funds Average and S&P 500, respectively, for the same period.

[Begin Sidebar]
Results at a glance
For periods ended April 30, 2009, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 7/30/87)
Capital Income Builder
(Class A shares)	–3.37%	–29.76%	2.24%	4.41%	9.12%

Lipper Income Funds Average*	0.93	–18.72	0.59	1.95	7.45

Standard & Poor’s 500
Composite Index†	–8.51	–35.29	–2.70	–2.48	7.18

*Source: Lipper. Averages are based on total return and do not reflect the effect of sales charges.
†The S&P 500 is unmanaged and its returns do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

Dividends
Capital Income Builder seeks to increase its dividend regularly, but the extraordinary events of the past year have provided a formidable challenge to that goal, as many dividend-paying companies cut — or even did away with — dividends altogether. While the December 2008 dividend of 53.5 cents a share represented a half-cent increase over the one paid in September, the March 2009 dividend fell to 44 cents a share. The fund did, however, pay a special dividend of 45 cents in December.

The fund’s objective of providing a steady stream of income remains unchanged. Unfortunately, given the continued downturn in the economy, disappointing corporate earnings and diminished dividends, we were unable to do so in March — the first drop in our dividend since the fourth calendar quarter of 2003. We hope to stabilize our dividend in the coming quarters, and then, as conditions permit, continue to raise it as we have in the past.

The current environment
Both equity and bond markets continued to experience intense volatility for much of the first six months of the fund’s fiscal year. The major stock market selloff that began in October 2008, the last month of the previous fiscal year, continued into November. While equity markets recovered somewhat in December, they fell once again in January and February, registering even deeper lows.

As of mid-March, it appeared that the stock and bond markets were stabilizing, though day-to-day market movements remained erratic. That was due in large part to ongoing uncertainty about the global economy, which continues to languish. There is little doubt that the economy will eventually emerge from recession, and that growth will resume. However, there may yet be issues that could postpone a recovery in the foreseeable future.

Nonetheless, the panicked selling of stocks and bonds that occurred in the last quarter of 2008 seems to have abated. It may be premature to say that investing fundamentals have reasserted themselves, but we believe there are opportunities within the markets for those seeking dividend-paying investments.

A look at the portfolio
Results were mixed among the fund’s top 10 holdings. Our largest holding, Verizon Communications, gained 2.3% in price for the six-month period, while AT&T, the second largest, lost 4.3%. At 9.8%, telecommunication services comprises the biggest sector of the portfolio.

[Begin Sidebar]
Capital Income Builder’s quarterly dividends compared with inflation (dividends as declared and adjusted for reinvested capital gains)

[begin bar chart]
Date		Dividend	Special dividend	Additional income earned on initial shares if capital gain distributions were reinvested	Inflation = Consumer Price Index (through March 2009)

4 August–October	87	22.0		22.0
1 November–January	87	28.0		28.0	100.0
2 February–April	88	28.5		28.5	101.0
3 May–July	88	29.0		29.0	102.3
4 August–October	88	29.5		29.5	103.8
1 November–January	88	30.0		30.0	104.4
2 February–April	89	30.5		30.5	106.0
3 May–July	89	31.0		31.0	107.5
4 August–October	89	31.5		31.5	108.3
1 November–January	89	32.5		32.5	109.3
2 February–April	90	33.0		33.0	111.5
3 May–July	90	33.5		33.5	112.6
4 August–October	90	34.0		34.0	115.0
1 November–January	90	34.5		34.5	115.9
2 February–April	91	35.0		35.0	117.0
3 May–July	91	35.5		35.5	117.9
4 August–October	91	36.0		36.0	118.9
1 November–January	91	36.5		36.5	119.5
2 February–April	92	37.0		37.3	120.7
3 May–July	92	37.5		37.8	121.5
4 August–October	92	38.0		38.3	122.4
1 November–January	92	38.5		38.8	123.0
2 February–April	93	39.0		39.5	124.4
3 May–July	93	39.5		40.0	125.1
4 August–October	93	40.0		40.5	125.7
1 November–January	93	40.5		41.0	126.3
2 February–April	94	41.0		41.6	127.6
3 May–July	94	41.5		42.1	128.2
4 August–October	94	42.0		42.6	129.5
1 November–January	94	42.5		43.1	129.7
2 February–April	95	43.0		43.8	131.2
3 May–July	95	43.5		44.3	132.1
4 August–October	95	44.0		44.8	132.8
1 November–January	95	44.5		45.3	133.0
2 February–April	96	45.0		46.4	134.9
3 May–July	96	45.5		47.0	135.8
4 August–October	96	46.0		47.5	136.7
1 November–January	96	46.5		48.0	137.4
2 February–April	97	46.5		48.9	138.6
3 May–July	97	47.0		49.4	138.9
4 August–October	97	47.5		49.9	139.7
1 November–January	97	48.0		50.4	139.8
2 February–April	98	48.0		52.2	140.6
3 May–July	98	48.5		52.7	141.2
4 August–October	98	49.0		53.3	141.8
1 November–January	98	49.5		53.8	142.0
2 February–April	99	48.0		55.3	143.0
3 May–July	99	48.5		55.9	144.0
4 August–October	99	49.0		56.5	145.5
1 November–January	99	49.5		57.1	145.8
2 February–April	00	49.5		59.2	148.4
3 May–July	00	50.0		59.8	149.4
4 August–October	00	50.5		60.4	150.5
1 November–January	00	51.0		61.0	150.8
2 February–April	01	51.5		62.9	152.7
3 May–July	01	52.0		63.5	154.2
4 August–October	01	52.5		64.2	154.5
1 November–January	01	52.5		64.2	153.1
2 February–April	02	51.0		64.0	154.9
3 May–July	02	51.0		64.0	155.9
4 August–October	02	51.0		64.0	156.8
1 November–January	02	51.0		64.0	156.8
2 February–April	03	50.5		64.2	159.6
3 May–July	03	50.5		64.2	159.2
4 August–October	03	50.5		64.2	160.5
1 November–January	03	45.0		57.2	159.7
2 February–April	04	45.0		57.4	162.4
3 May–July	04	45.0		57.4	164.4
4 August–October	04	45.5		58.1	164.6
1 November–January	04	46.0		58.7	164.9
2 February–April	05	46.0		59.7	167.5
3 May–July	05	46.5		60.4	168.5
4 August–October	05	47.0		61.0	172.3
1 November–January	05	47.5	25.0	61.7	170.5
2 February–April	06	47.5		62.5	173.1
3 May–July	06	48.0		63.1	175.8
4 August–October	06	48.5		63.8	175.8
1 November–January	06	49.0	30.0	64.4	174.9
2 February–April	07	49.5		66.3	177.9
3 May–July	07	50.0		67.0	180.6
4 August–October	07	50.5		67.7	180.7
1 November–January	07	51.0	55.0	68.3	182
2 February–April	08	52.0		72.4	185.0
3 May–July	08	52.5		73.1	189.6
4 August–October	08	53.0		73.8	189.6
1 November–January	08	53.5	45.0	74.5	182.2
2 February–April	09	44.0		61.2	185
[end bar chart]

*Not a full quarter.
[End Sidebar]

Both telecom and utilities (the fund’s next largest sector at 9.5%) traditionally pay strong dividends. The latter group, however, lost value for the six months. German utility E.ON AG, also a top 10 holding, fell 11.3%.

The fund’s exposure to the financial sector was curtailed considerably through a combination of divestment and loss of value. Financials, long stalwart dividend providers, account for 5.9% of the portfolio, down from 8.7% at the start of the period. While a few financial holdings made significant gains, it is worth noting that most were down significantly for the six months.

In the bond portfolio, a strong rebound in corporate notes helped offset negative returns in the equity portfolio. Our research, in particular, has helped us identify opportunities in corporate bonds independent of bond ratings, which were called into question as the credit crisis unfolded last year. That said, the bond portfolio continues to hold a higher-than-usual percentage of Treasury bills and government agency-backed credit. While these investments have yielded less than other bonds, they have also brought more stability to the portfolio.

The road ahead
As noted previously in this letter, we feel confident that the economy and global markets will right themselves in time. We will continue to invest based on in-depth research, with a focus on dividend-paying equities and high-quality bonds. The timing of economic recovery remains uncertain, but we will endeavor to position the portfolio to make the most of an eventual turnaround.

As stewards as well as shareholders of Capital Income Builder, we have been disappointed with the fund’s returns over the past year. Yet we maintain a long-term perspective, trusting that well-managed companies committed to the discipline of dividends will eventually see their share prices rise. Experience has taught us that the appeal — and potential rewards — of a growth-of-income approach are best appreciated over time. We thank you for your patience and look forward to reporting to you again in six months.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Joyce E. Gordon

Joyce E. Gordon
President
June 18, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, April 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Telecommunication services	9.81%
Utilities	9.48
Consumer staples	6.24
Financials	5.86
Energy	5.30
Convertible securities & preferred stocks	0.83
Bonds & notes	29.63
Other industries	24.00
Short-term securities & other assets less liabilities	8.85
[end pie chart]

Country diversification	percent of net assets

United States	50.4%
Euro zone (*)	16.7
United Kingdom	4.3
Taiwan	2.6
Hong Kong	2.6
Switzerland	2.4
Australia	1.9
South Africa	1.3
Canada	1.1
Japan	1.1
Singapore	1.0
Other countries	5.7
Short-term securities & other assets less liabilities	8.9
Total	100.0%

(*)Countries using euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, and Spain.

			Percent
		Value	of net
Common stocks - 60.69%	Shares	(000)	assets

Telecommunication services - 9.81%
Verizon Communications Inc.	58,494,300	$1,774,717	2.65%
AT&T Inc.	45,881,205	1,175,476	1.75
América Móvil, SAB de CV, Series L (ADR)	19,938,000	654,963	.98
Koninklijke KPN NV (1)	39,660,120	476,896	.71
France Télécom SA (1)	19,168,680	425,703	.63
Belgacom SA (1)	12,889,800	374,165	.56
Embarq Corp. (2)	9,263,327	338,667	.50
Other securities		1,359,028	2.03
		6,579,615	9.81

Utilities - 9.48%
E.ON AG (1)	25,197,213	851,750	1.27
RWE AG (1)	9,715,467	699,069	1.04
GDF Suez (1)	16,202,320	583,230	.87
Exelon Corp.	12,591,500	580,846	.87
PPL Corp.	15,010,000	448,949	.67
Hongkong Electric Holdings Ltd. (1)	69,888,500	412,759	.61
Dominion Resources, Inc.	11,251,980	339,360	.51
Veolia Environnement (1)	12,237,612	336,052	.50
Electricité de France SA (1)	6,611,000	306,312	.46
Other securities		1,802,037	2.68
		6,360,364	9.48

Consumer staples - 6.24%
Philip Morris International Inc.	26,864,100	972,480	1.45
PepsiCo, Inc.	10,980,000	546,365	.81
Coca-Cola Co.	8,972,000	386,245	.58
Kellogg Co.	8,024,000	337,891	.50
Nestlé SA (1)	8,500,000	276,580	.41
Other securities		1,664,139	2.49
		4,183,700	6.24

Financials - 5.86%
Banco Santander, SA (1)	69,719,687	658,741	.98
Hang Seng Bank Ltd. (1)	24,291,100	269,199	.40
Fannie Mae	10,365,000	8,085	.01
Freddie Mac	5,300,000	4,187	.01
Other securities		2,990,333	4.46
		3,930,545	5.86

Energy - 5.30%
Sasol Ltd. (1)	26,115,431	791,922	1.18
Royal Dutch Shell PLC, Class A (ADR)	9,328,000	426,103
Royal Dutch Shell PLC, Class B (1)	4,497,187	103,155
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	84,913
Royal Dutch Shell PLC, Class A (1)	3,055,000	71,078	1.02
Eni SpA (1)	29,760,866	645,508
Eni SpA (ADR)	912,492	38,954	1.02
ConocoPhillips	6,657,970	272,977	.41
Other securities		1,121,414	1.67
		3,556,024	5.30

Health care - 4.97%
Merck & Co., Inc.	26,291,100	637,296	.95
Roche Holding AG (1)	4,424,000	559,287	.83
Bayer AG, non-registered shares (1)	7,684,000	381,511	.57
Bristol-Myers Squibb Co.	18,450,000	354,240	.53
Johnson & Johnson	6,500,000	340,340	.51
Novartis AG (1)	8,415,000	317,970	.47
Pfizer Inc	20,000,000	267,200	.40
Other securities		474,922	.71
		3,332,766	4.97

Information technology - 4.18%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	382,701,832	645,384
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,322,340	119,677	1.14
Intel Corp.	16,200,000	255,636	.38
Other securities		1,783,662	2.66
		2,804,359	4.18

Industrials - 4.13%
Siemens AG (1)	6,126,000	411,541	.61
Schneider Electric SA (1) (3)	4,404,500	332,395	.50
United Technologies Corp.	6,355,000	310,378	.46
Other securities		1,714,942	2.56
		2,769,256	4.13

Consumer discretionary - 3.23%
OPAP SA (1) (2)	16,421,040	508,885	.76
Daimler AG (1)	8,140,887	290,371	.43
Other securities		1,365,536	2.04
		2,164,792	3.23

Materials - 2.72%
Akzo Nobel NV (1)	8,573,000	360,375	.54
Koninklijke DSM NV (1)	8,539,000	264,136	.40
Other securities		1,200,349	1.78
		1,824,860	2.72

Miscellaneous - 4.77%
Other common stocks in initial period of acquisition		3,200,593	4.77

Total common stocks (cost: $49,124,615,000)		40,706,874	60.69

			Percent
		Value	of net
Preferred stocks - 0.69%	Shares	(000)	assets

Financials - 0.58%
Santander Finance Preferred S.A., Unipersonal, 6.50%	3,620,000	53,947	.08
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	1,765
Fannie Mae, Series O, 7.00% (4) (5)	874,555	962
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	816
Fannie Mae, Series E, 5.10%	608,441	616
Fannie Mae, Series L, 5.125%	570,000	553	.01
Freddie Mac, Series V, 5.57%	3,485,635	1,612
Freddie Mac, Series Z, 8.375%	2,041,640	1,189
Freddie Mac, Series W, 5.66%	650,000	301
Freddie Mac, Series Y, 6.55%	350,250	140	.00
Other securities		325,221	.49
		387,122	.58

Other - 0.10%
Other securities		68,912	.10

Miscellaneous - 0.01%
Other preferred stocks in initial period of acquisition		5,174	.01

Total preferred stocks (cost: $989,603,000)		461,208	.69

			Percent
		Value	of net
Convertible securities - 0.14%	Shares	(000)	assets

Financials - 0.03%
Fannie Mae, Series 2004-1, 5.375% convertible preferred (1)	240	384
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,488,000	1,726	.00
Other securities		19,075	.03
		21,185	.03

Other - 0.07%
Other securities		44,242	.07

Miscellaneous - 0.04%
Other convertible securities in initial period of acquisition		28,788	.04

Total convertible securities (cost: $260,480,000)		94,215	.14

	Principal		Percent
	amount	Value	of net
Bonds & notes - 29.63%	(000)	(000)	assets

Mortgage-backed obligations (6) - 12.10%
Fannie Mae:
7.00% 2037	$249,167	267,875
0%-11.00% 2012-2047 (1) (5)	3,620,748	3,775,078	6.03
Freddie Mac 0%-7.50% 2017-2047 (5)	1,322,910	1,367,182	2.04
Other securities		2,702,930	4.03
		8,113,065	12.10

Bonds & notes of U.S. government & government agencies - 4.71%
U.S. Treasury:
7.50% 2016	250,000	327,167
9.25% 2016	200,000	281,938
3.75% 2018	349,950	368,007
1.125%-13.25% 2009-2019	1,257,800	1,325,429	3.43
Fannie Mae 2.00%-6.125% 2011-2014	298,815	327,478	.49
Freddie Mac 2.50%-6.625% 2009-2014	155,000	164,978	.25
Federal Home Loan Bank 2.25%-5.625% 2012-2016 (1)	123,080	123,720	.18
Other securities		236,823	.36
		3,155,540	4.71

Financials - 2.85%
Sovereign Bancorp, Inc. 1.457%-8.75% 2010-2018 (5)	31,310	27,955
Santander Issuances, SA Unipersonal 1.648%-5.805% 2016 (4) (5)	26,700	19,410
Santander Perpetual, SA Unipersonal 6.671% (undated) (4) (5)	2,100	1,314	.07
Other securities		1,862,685	2.78
		1,911,364	2.85

Telecommunication services - 0.97%
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,206
AT&T Inc. 4.85%-6.70% 2013-2039	59,820	61,542
SBC Communications Inc. 5.875%-6.25% 2011-2012	30,000	31,721
AT&T Corp. 8.00% 2031 (5)	17,000	19,277	.29
Verizon Global Funding Corp. 7.375% 2012	7,000	7,667
Verizon Communications Inc. 5.25%-8.75% 2013-2019 (4)	85,095	91,381	.15
Other securities		358,434	.53
		653,228	.97

Other - 9.00%
Other securities		6,045,048	9.00

Total bonds & notes (cost: $21,648,562,000)		19,878,245	29.63

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.01%	(000)	(000)	assets

Freddie Mac 0.20%-1.10% due 5/4-10/13/2009	1,484,522	1,483,802	2.21
Fannie Mae 0.17%-0.85% due 5/13-11/16/2009	1,176,935	1,176,139	1.76
Federal Home Loan Bank 0.25%-1.10% due 5/20-12/22/2009 (5)	677,387	676,977	1.01
U.S. Treasury Bills 0.16%-0.40% due 5/21-9/24/2009	623,450	623,246	.93
Merck & Co. Inc. 0.20%-0.35% due 5/1-6/26/2009	165,500	165,448	.25
Other securities		1,242,096	1.85

Total short-term securities (cost: $5,366,142,000)		5,367,708	8.01

Total investment securities (cost: $77,389,402,000)		66,508,250	99.16
Other assets less liabilities		564,088	.84

Net assets		$67,072,338	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $10,086,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended April 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/09 (000)

OPAP SA (1)	15,242,040	1,179,000	-	16,421,040	$15,810	$508,885
Embarq Corp.	9,263,327	-	-	9,263,327	12,737	338,667
CenturyTel, Inc. (7)	3,572,640	2,790,200	-	6,362,840	7,316	172,751
Ambuja Cements Ltd. (1)	98,960,919	-	-	98,960,919	1,991	162,479
Macquarie Airports (1)	93,268,737	-	-	93,268,737	8,644	123,090
RPM International, Inc.	7,900,000	-	-	7,900,000	3,160	109,178
Wincor Nixdlorf AG (1) (7)	1,325,000	573,313	-	1,898,313	3,652	95,229
De La Rue PLC (1)	8,804,046	9,516,046	11,964,473	6,355,619	40,855	89,987
Greene King PLC (1)	8,722,210	-	-	8,722,210	938	79,141
S P Setia Bhd. (1)	65,577,500	-	-	65,577,500	1,333	65,012
Singapore Post Private Ltd. (1)	107,025,000	-	-	107,025,000	1,775	54,901
BELIMO Holding AG (1)	42,250	-	-	42,250	1,269	30,705
Ekornes ASA (1)	1,980,425	-	-	1,980,425	-	24,052
Oakton Ltd. (1)	4,617,960	-	-	4,617,960	25	4,545
Fong's Industries Co. Ltd. (1)	36,590,000	-	7,960,000	28,630,000	-	3,323
Cambridge Industrial Trust (8)	50,291,000	-	50,291,000	-	457	-
Fortune Real Estate Investment Trust (8)	52,408,500	-	52,408,500	-	-	-
Frasers Commercial Trust (8)	44,940,001	-	44,940,001	-	440	-
Macquarie Communications Infrastructure Group (8)	27,867,700	-	27,867,700	-	689	-
Macquarie Communications Infrastructure Group (8)	4,539,041	-	4,539,041	-	-	-
Macquarie Infrastructure Group (8)	133,598,374	-	133,598,374	-	7,757	-
Macquarie International Infrastructure Fund Ltd. (8)	83,170,000	-	83,170,000	-	-	-
SBM Offshore NV (8)	9,319,188	-	9,319,188	-	-	-
TICON Industrial Connection PCL (8)	41,951,000	-	41,951,000	-	-	-
TICON Industrial Connection PCL, warrants, expire 2014 (8)	-	13,983,666	13,983,666	-	-	-
					$108,848	$1,861,945

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $23,801,746,000, which represented 35.49% of the net assets of the fund.

(2)Represents an affiliated company as defined under the Investment Company Act of 1940.
(3)Security did not produce income during the last 12 months.
(4)Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $3,186,736,000, which represented 4.75% of the net assets of the fund.

(5)Coupon rate may change periodically.
(6)Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(7)This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2008; it was not publicly disclosed.
(8)Unaffiliated issuer at 4/30/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $75,047,348)	$64,646,305
Affiliated issuers (cost: $2,342,054)	1,861,945	$66,508,250
Cash denominated in currencies other than U.S. dollars
(cost: $16,548)		16,501
Cash		1,623
Receivables for:
Sales of investments	581,599
Sales of fund's shares	76,399
Dividends and interest	391,853	1,049,851
		67,576,225
Liabilities:
Payables for:
Purchases of investments	359,510
Repurchases of fund's shares	88,192
Investment advisory services	16,921
Services provided by affiliates	37,179
Directors' deferred compensation	1,026
Other	1,059	503,887
Net assets at April 30, 2009		$67,072,338

Net assets consist of:
Capital paid in on shares of capital stock		$90,732,737
Undistributed net investment income		94,810
Accumulated net realized loss		(12,872,868)
Net unrealized depreciation		(10,882,341)
Net assets at April 30, 2009		$67,072,338

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 3,000,000 shares, $.01 par value (1,691,663 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$49,467,727	1,247,623	$39.65
Class B	3,227,134	81,404	39.64
Class C	7,346,361	185,308	39.64
Class F-1	3,026,961	76,334	39.65
Class F-2	180,302	4,547	39.65
Class 529-A	996,104	25,123	39.65
Class 529-B	127,182	3,208	39.64
Class 529-C	375,460	9,472	39.64
Class 529-E	46,540	1,174	39.65
Class 529-F-1	28,039	707	39.65
Class R-1	102,048	2,574	39.64
Class R-2	507,609	12,807	39.64
Class R-3	658,978	16,621	39.65
Class R-4	247,693	6,247	39.65
Class R-5	734,200	18,514	39.66

(*)Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $42.07 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $59,491; also includes
$108,848 from affiliates)	$1,018,739
Interest	702,213	$1,720,952

Fees and expenses*:
Investment advisory services	91,562
Distribution services	121,499
Transfer agent services	35,672
Administrative services	12,426
Reports to shareholders	3,140
Registration statement and prospectus	1,652
Directors' compensation	20
Custodian	3,165
State and local taxes	701
Other	2,197
Total fees and expenses before waiver	272,034
Less investment advisory services waiver	3,266
Total fees and expenses after waiver		268,768
Net investment income		1,452,184

Net realized loss and unrealized appreciation on
investments and currency:
Net realized (loss) gain on:
Investments (includes $407,498 net loss from affiliates)	(11,947,593)
Currency transactions	6,223	(11,941,370)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $412)	7,593,314
Currency translations	4,151	7,597,465
Net realized loss and unrealized appreciation
on investments and currency		(4,343,905)
Net decrease in net assets resulting from operations		$(2,891,721)

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30, 2009*	October 31, 2008
Operations:
Net investment income	$1,452,184	$4,035,765
Net realized (loss) gain on investments
and currency transactions	(11,941,370)	19,237
Net unrealized appreciation (depreciation) on investments
and currency translations	7,597,465	(42,874,028)
Net decrease in net assets resulting from operations	(2,891,721)	(38,819,026)

Dividends and distributions paid or accrued to
shareholders:
Dividends from net investment income	(1,983,704)	(4,584,311)
Distributions from net realized gain on investments	-	(4,042,060)
Total dividends and distributions paid or accrued to shareholders	(1,983,704)	(8,626,371)

Net capital share transactions	(3,425,030)	9,153,317

Total decrease in net assets	(8,300,455)	(38,292,080)

Net assets:
Beginning of period	75,372,793	113,664,873
End of period (including undistributed
net investment income: $94,810 and $637,559, respectively)	$67,072,338	$75,372,793

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                             unaudited

1. Organization and significant accounting policies

Organization – Capital Income Builder Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend – with higher income distributions every quarter to the extent possible – together with a current yield exceeding that of U.S. stocks generally.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B *	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

* Effective April 21, 2009, Class B and 529-B shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Prior to January 1, 2009, dividends paid to shareholders were declared daily from net investment income and paid to shareholders quarterly. Effective January 1, 2009, the fund no longer declared daily dividends and began to declare and distribute dividends on a periodic basis, usually in March, June, September and December. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of common stocks and other equity-type securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; paydowns on fixed-income securities; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the six months ended April 30, 2009, the fund reclassified $11,229,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2008, the fund had tax basis undistributed ordinary income of $1,236,173,000.

As of April 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,946,692
Gross unrealized depreciation on investment securities	(13,794,697)
Net unrealized depreciation on investment securities	(11,848,005)
Cost of investment securities	78,356,255

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2009			Year ended October 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$1,491,082	$-	$1,491,082	$3,474,759	$2,964,774	$6,439,533
Class B	88,206	-	88,206	199,198	208,829	408,027
Class C	201,081	-	201,081	456,121	478,117	934,238
Class F-1	95,160	-	95,160	252,058	216,992	469,050
Class F-2*	4,239	-	4,239	649	-	649
Class 529-A	28,393	-	28,393	56,066	46,160	102,226
Class 529-B	3,248	-	3,248	6,162	6,376	12,538
Class 529-C	9,480	-	9,480	17,767	18,002	35,769
Class 529-E	1,273	-	1,273	2,554	2,273	4,827
Class 529-F-1	822	-	822	1,643	1,232	2,875
Class R-1	2,621	-	2,621	5,038	4,894	9,932
Class R-2	12,481	-	12,481	23,202	23,352	46,554
Class R-3	17,768	-	17,768	34,113	29,724	63,837
Class R-4	6,879	-	6,879	12,549	9,805	22,354
Class R-5	20,971	-	20,971	42,432	31,530	73,962
Total	$1,983,704	$-	$1,983,704	$4,584,311	$4,042,060	$8,626,371

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $100,000,000 of the fund's monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended April 30, 2009, total investment advisory services fees waived by CRMC were $3,266,000. As a result, the fee shown on the accompanying financial statements of $91,562,000, which was equivalent to an annualized rate of 0.271%, was reduced to $88,296,000, or 0.262% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended April 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$55,763	$33,410	Not applicable	Not applicable	Not applicable
Class B	16,486	2,262	Not applicable	Not applicable	Not applicable
Class C	37,719	Included in administrative services	$5,380	$823	Not applicable
Class F-1	3,927		1,716	200	Not applicable
Class F-2	Not applicable		93	6	Not applicable
Class 529-A	925		439	73	$479
Class 529-B	616		58	21	62
Class 529-C	1,797		167	49	180
Class 529-E	113		21	3	14
Class 529-F-1	-		13	2	22
Class R-1	495		56	20	Not applicable
Class R-2	1,799		360	939	Not applicable
Class R-3	1,569		471	241	Not applicable
Class R-4	290		160	11	Not applicable
Class R-5	Not applicable		336	11	Not applicable
Total	$121,499	$35,672	$9,270	$2,399	$757

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $20,000, shown on the accompanying financial statements, includes $296,000 in current fees (either paid in cash or deferred) and a net decrease of $276,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$17,648,398
Level 2 – Other significant observable inputs	48,473,278	(*)
Level 3 – Significant unobservable inputs	386,574
Total	$66,508,250

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $21,527,147,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended April 30, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 11/1/2008	$15,047
Net purchases and sales	(14,325)
Net realized loss (†)	(18,359)
Net unrealized appreciation (†)	26,509
Net transfers into Level 3	377,702
Ending value at 4/30/2009	$386,574

Net unrealized appreciation during the period on Level 3 investment securities held at 4/30/2009 (†)	$9,698

(†) Net realized loss and net unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2009
Class A	$3,925,001	99,714	$1,673,673	42,313	$(7,971,518)	(205,690)	$(2,372,844)	(63,663)
Class B	157,935	4,016	97,767	2,465	(497,849)	(12,878)	(242,147)	(6,397)
Class C	534,764	13,539	209,955	5,295	(1,445,143)	(37,221)	(700,424)	(18,387)
Class F-1	445,690	11,267	97,575	2,464	(968,989)	(24,959)	(425,724)	(11,228)
Class F-2	128,778	3,270	3,227	82	(50,635)	(1,302)	81,370	2,050
Class 529-A	93,834	2,397	34,055	862	(79,575)	(2,065)	48,314	1,194
Class 529-B	8,652	221	3,859	97	(8,248)	(214)	4,263	104
Class 529-C	41,950	1,074	11,245	284	(37,875)	(978)	15,320	380
Class 529-E	5,359	137	1,523	38	(4,894)	(128)	1,988	47
Class 529-F-1	3,538	90	985	25	(3,633)	(93)	890	22
Class R-1	14,920	378	3,086	78	(13,279)	(346)	4,727	110
Class R-2	101,134	2,591	14,658	370	(77,542)	(2,006)	38,250	955
Class R-3	110,191	2,814	21,012	532	(94,283)	(2,439)	36,920	907
Class R-4	57,361	1,465	8,189	208	(43,019)	(1,110)	22,531	563
Class R-5	112,347	2,866	22,081	560	(72,892)	(1,870)	61,536	1,556
Total net increase
(decrease)	$5,741,454	145,839	$2,202,890	55,673	$(11,369,374)	(293,299)	$(3,425,030)	(91,787)

Year ended October 31, 2008
Class A	$13,528,465	233,084	$5,970,821	100,498	$(12,820,585)	(240,213)	$6,678,701	93,369
Class B	713,699	12,283	376,329	6,301	(924,293)	(17,147)	165,735	1,437
Class C	2,513,537	42,921	841,222	14,079	(2,615,364)	(48,785)	739,395	8,215
Class F-1	1,914,480	32,727	394,113	6,631	(2,119,450)	(39,577)	189,143	(219)
Class F-2†	130,148	2,693	197	4	(9,116)	(200)	121,229	2,497
Class 529-A	345,677	5,962	100,205	1,690	(124,472)	(2,293)	321,410	5,359
Class 529-B	32,438	561	12,299	206	(14,430)	(265)	30,307	502
Class 529-C	145,645	2,518	34,981	587	(70,505)	(1,286)	110,121	1,819
Class 529-E	15,484	268	4,736	80	(7,605)	(143)	12,615	205
Class 529-F-1	15,716	269	2,798	47	(5,945)	(111)	12,569	205
Class R-1	61,656	1,059	9,577	161	(37,646)	(694)	33,587	526
Class R-2	274,675	4,783	45,274	759	(173,016)	(3,120)	146,933	2,422
Class R-3	397,293	6,893	61,998	1,044	(229,469)	(4,134)	229,822	3,803
Class R-4	158,819	2,769	21,733	367	(76,366)	(1,383)	104,186	1,753
Class R-5	358,985	6,194	65,644	1,109	(167,065)	(3,159)	257,564	4,144
Total net increase
(decrease)	$20,606,717	354,984	$7,941,927	133,563	$(19,395,327)	(362,510)	$9,153,317	126,037

(*) Includes exchanges between share classes of the fund.
(†) Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,516,122,000 and $14,610,319,000, respectively, during the six months ended April 30, 2009.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (3)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3) (5)

Class A:	Six months ended 4/30/2009(6)	$42.26	$.87	$(2.30)	$(1.43)	$(1.18)	$-	$(1.18)	$39.65	(3.37)%	$49,468	.66	%(7)	.65	%(7)	4.45	%(7)
	Year ended 10/31/2008	68.58	2.31	(23.58)	(21.27)	(2.65)	(2.40)	(5.05)	42.26	(32.88)	55,418	.58		.55		4.03
	Year ended 10/31/2007	59.91	2.52	9.62	12.14	(2.30)	(1.17)	(3.47)	68.58	20.93	83,524	.58		.55		3.97
	Year ended 10/31/2006	52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439	.58		.55		3.82
	Year ended 10/31/2005	50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303	.59		.57		3.79
	Year ended 10/31/2004	45.29	1.76	5.68	7.44	(1.81)	(.17)	(1.98)	50.75	16.73	28,458	.60		.59		3.65

Class B:	Six months ended 4/30/2009(6)	42.26	.71	(2.28)	(1.57)	(1.05)	-	(1.05)	39.64	(3.72)	3,227	1.44	(7)	1.43	(7)	3.67	(7)
	Year ended 10/31/2008	68.58	1.87	(23.58)	(21.71)	(2.21)	(2.40)	(4.61)	42.26	(33.41)	3,711	1.35		1.33		3.25
	Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35		1.32		3.19
	Year ended 10/31/2006	52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413	1.37		1.34		3.04
	Year ended 10/31/2005	50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371	1.38		1.36		3.01
	Year ended 10/31/2004	45.29	1.38	5.68	7.06	(1.43)	(.17)	(1.60)	50.75	15.81	2,469	1.40		1.39		2.85

Class C:	Six months ended 4/30/2009(6)	42.26	.71	(2.29)	(1.58)	(1.04)	-	(1.04)	39.64	(3.73)	7,346	1.47	(7)	1.46	(7)	3.64	(7)
	Year ended 10/31/2008	68.58	1.84	(23.58)	(21.74)	(2.18)	(2.40)	(4.58)	42.26	(33.45)	8,609	1.40		1.38		3.21
	Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39		1.37		3.16
	Year ended 10/31/2006	52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616	1.41		1.38		2.99
	Year ended 10/31/2005	50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867	1.44		1.42		2.94
	Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.72	3,476	1.47		1.47		2.76

Class F-1:	Six months ended 4/30/2009(6)	42.26	.86	(2.30)	(1.44)	(1.17)	-	(1.17)	39.65	(3.38)	3,027	.67	(7)	.66	(7)	4.44	(7)
	Year ended 10/31/2008	68.58	2.29	(23.58)	(21.29)	(2.63)	(2.40)	(5.03)	42.26	(32.90)	3,701	.62		.59		4.00
	Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020	.61		.58		3.95
	Year ended 10/31/2006	52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494	.62		.60		3.76
	Year ended 10/31/2005	50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141	.68		.65		3.71
	Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.58	1,161	.72		.71		3.51

Class F-2:	Six months ended 4/30/2009(6)	42.26	.90	(2.30)	(1.40)	(1.21)	-	(1.21)	39.65	(3.29)	180	.44	(7)	.44	(7)	4.68	(7)
	Period from 8/1/2008 to 10/31/2008	54.90	.43	(12.53)	(12.10)	(.54)	-	(.54)	42.26	(22.13)	105	.10		.10		.90

Class 529-A:	Six months ended 4/30/2009(6)	42.26	.86	(2.30)	(1.44)	(1.17)	-	(1.17)	39.65	(3.39)	996	.70	(7)	.70	(7)	4.41	(7)
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	1,011	.66		.63		3.97
	Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273	.65		.63		3.92
	Year ended 10/31/2006	52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760	.64		.61		3.77
	Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458	.71		.68		3.70
	Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.59	244	.72		.71		3.53

Class 529-B:	Six months ended 4/30/2009(6)	42.26	.70	(2.29)	(1.59)	(1.03)	-	(1.03)	39.64	(3.75)	127	1.53	(7)	1.52	(7)	3.58	(7)
	Year ended 10/31/2008	68.58	1.80	(23.58)	(21.78)	(2.14)	(2.40)	(4.54)	42.26	(33.49)	131	1.47		1.44		3.15
	Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46		1.44		3.09
	Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122	1.49		1.46		2.93
	Year ended 10/31/2005	50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83	1.55		1.53		2.85
	Year ended 10/31/2004	45.29	1.28	5.68	6.96	(1.33)	(.17)	(1.50)	50.75	15.58	55	1.60		1.60		2.66

Class 529-C:	Six months ended 4/30/2009(6)	42.26	.70	(2.28)	(1.58)	(1.04)	-	(1.04)	39.64	(3.75)	375	1.52	(7)	1.51	(7)	3.60	(7)
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.49)	384	1.46		1.44		3.16
	Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46		1.44		3.11
	Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306	1.47		1.45		2.94
	Year ended 10/31/2005	50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192	1.54		1.52		2.86
	Year ended 10/31/2004	45.29	1.29	5.68	6.97	(1.34)	(.17)	(1.51)	50.75	15.60	113	1.59		1.58		2.67

Class 529-E:	Six months ended 4/30/2009(6)	42.26	.80	(2.29)	(1.49)	(1.12)	-	(1.12)	39.65	(3.52)	47	1.01	(7)	1.00	(7)	4.10	(7)
	Year ended 10/31/2008	68.58	2.10	(23.58)	(21.48)	(2.44)	(2.40)	(4.84)	42.26	(33.14)	48	.95		.93		3.67
	Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63	.95		.93		3.61
	Year ended 10/31/2006	52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40	.96		.94		3.45
	Year ended 10/31/2005	50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25	1.02		1.00		3.38
	Year ended 10/31/2004	45.29	1.54	5.68	7.22	(1.59)	(.17)	(1.76)	50.75	16.19	15	1.07		1.07		3.18

Class 529-F-1:	Six months ended 4/30/2009(6)	$42.26	$.90	$(2.31)	$(1.41)	$(1.20)	$-	$(1.20)	$39.65	(3.31)%	$28	.51	%(7)	.50	%(7)	4.60	%(7)
	Year ended 10/31/2008	68.58	2.38	(23.58)	(21.20)	(2.72)	(2.40)	(5.12)	42.26	(32.79)	29	.46		.43		4.20
	Year ended 10/31/2007	59.91	2.60	9.62	12.22	(2.38)	(1.17)	(3.55)	68.58	21.08	33	.46		.43		4.17
	Year ended 10/31/2006	52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14	.46		.44		3.95
	Year ended 10/31/2005	50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6	.63		.60		3.78
	Year ended 10/31/2004	45.29	1.65	5.68	7.33	(1.70)	(.17)	(1.87)	50.75	16.47	3	.82		.82		3.44

Class R-1:	Six months ended 4/30/2009(6)	42.26	.71	(2.28)	(1.57)	(1.05)	-	(1.05)	39.64	(3.72)	102	1.45	(7)	1.44	(7)	3.66	(7)
	Year ended 10/31/2008	68.58	1.85	(23.58)	(21.73)	(2.19)	(2.40)	(4.59)	42.26	(33.43)	104	1.38		1.36		3.26
	Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42		1.40		3.17
	Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69	1.44		1.41		2.96
	Year ended 10/31/2005	50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34	1.50		1.46		2.91
	Year ended 10/31/2004	45.29	1.32	5.68	7.00	(1.37)	(.17)	(1.54)	50.75	15.69	11	1.53		1.50		2.74

Class R-2:	Six months ended 4/30/2009(6)	42.26	.69	(2.28)	(1.59)	(1.03)	-	(1.03)	39.64	(3.79)	508	1.59	(7)	1.58	(7)	3.53	(7)
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.48)	501	1.45		1.43		3.18
	Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45		1.41		3.14
	Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395	1.55		1.42		2.97
	Year ended 10/31/2005	50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241	1.61		1.44		2.95
	Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.73	129	1.75		1.47		2.78

Class R-3:	Six months ended 4/30/2009(6)	42.26	.80	(2.29)	(1.49)	(1.12)	-	(1.12)	39.65	(3.52)	659	1.02	(7)	1.02	(7)	4.09	(7)
	Year ended 10/31/2008	68.58	2.09	(23.58)	(21.49)	(2.43)	(2.40)	(4.83)	42.26	(33.14)	664	.96		.94		3.67
	Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817	.97		.94		3.61
	Year ended 10/31/2006	52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454	.98		.96		3.42
	Year ended 10/31/2005	50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268	1.00		.98		3.41
	Year ended 10/31/2004	45.29	1.53	5.68	7.21	(1.58)	(.17)	(1.75)	50.75	16.17	120	1.09		1.08		3.15

Class R-4:	Six months ended 4/30/2009(6)	42.26	.86	(2.30)	(1.44)	(1.17)	-	(1.17)	39.65	(3.39)	248	.70	(7)	.69	(7)	4.43	(7)
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	240	.65		.63		3.99
	Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270	.67		.64		3.95
	Year ended 10/31/2006	52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119	.68		.66		3.68
	Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70	.70		.68		3.71
	Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.57	15	.74		.73		3.49

Class R-5:	Six months ended 4/30/2009(6)	42.26	.92	(2.30)	(1.38)	(1.22)	-	(1.22)	39.66	(3.25)	734	.40	(7)	.39	(7)	4.73	(7)
	Year ended 10/31/2008	68.58	2.44	(23.58)	(21.14)	(2.78)	(2.40)	(5.18)	42.26	(32.73)	717	.36		.34		4.28
	Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879	.37		.35		4.22
	Year ended 10/31/2006	52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467	.38		.36		4.03
	Year ended 10/31/2005	50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292	.39		.37		4.00
	Year ended 10/31/2004	45.29	1.85	5.68	7.53	(1.90)	(.17)	(2.07)	50.75	16.95	194	.41		.40		3.85

	Six months ended April 30,	Year ended October 31
	2009(6)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	19%	30%	24%	26%	20%	24%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.  During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008, through April 30, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2008	Ending account value 4/30/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$966.31	$3.17	.65%
Class A -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class B -- actual return	1,000.00	962.78	6.96	1.43
Class B -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class C -- actual return	1,000.00	962.66	7.10	1.46
Class C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 -- actual return	1,000.00	966.19	3.22	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	967.14	2.15	.44
Class F-2 -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-A -- actual return	1,000.00	966.11	3.41	.70
Class 529-A -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-B -- actual return	1,000.00	962.50	7.40	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-C -- actual return	1,000.00	962.50	7.35	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class 529-E -- actual return	1,000.00	964.80	4.87	1.00
Class 529-E -- assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 529-F-1 -- actual return	1,000.00	966.87	2.44	.50
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-1 -- actual return	1,000.00	962.78	7.01	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	962.10	7.69	1.58
Class R-2 -- assumed 5% return	1,000.00	1,016.96	7.90	1.58
Class R-3 -- actual return	1,000.00	964.76	4.97	1.02
Class R-3 -- assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-4 -- actual return	1,000.00	966.11	3.36	.69
Class R-4 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5 -- actual return	1,000.00	967.55	1.90	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.86	1.96	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
March 31, 2009 (the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–35.09%	–0.34%	4.65%
Not reflecting CDSC	–31.83	–0.03	4.65

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–32.51	–0.09	3.11
Not reflecting CDSC	–31.86	–0.09	3.11

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–31.34	0.68	3.88

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–28.67	[3]

Class 529-A shares[4] — first sold 2/19/02
Reflecting 5.75% maximum sales charge	–35.31	–0.53	2.91
Not reflecting maximum sales charge	–31.35	0.66	3.77

Class 529-B shares[1,4] — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	–35.17	–0.48	2.82
Not reflecting CDSC	–31.91	–0.17	2.82

Class 529-C shares[4] — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–32.54	–0.16	2.90
Not reflecting CDSC	–31.89	–0.16	2.90

Class 529-E shares[2,4] — first sold 3/1/02	–31.56	0.35	3.21

Class 529-F-1 shares[2,4] — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–31.22	0.79	4.26

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results are cumulative total returns; they are not annualized.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2009, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
>Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market FundSM
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-912-0609P

Litho in USA BAG/CSL/8081-S16780

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Capital Income Builder®
Investment portfolio

April 30, 2009
 unaudited

Common stocks — 60.69%	Shares	Value (000)

TELECOMMUNICATION SERVICES — 9.81%
Verizon Communications Inc.	58,494,300	$1,774,717
AT&T Inc.	45,881,205	1,175,476
América Móvil, SAB de CV, Series L (ADR)	19,938,000	654,963
Koninklijke KPN NV1	39,660,120	476,896
France Télécom SA1	19,168,680	425,703
Belgacom SA1	12,889,800	374,165
Embarq Corp.[2]	9,263,327	338,667
Singapore Telecommunications Ltd.[1]	143,533,500	247,016
Telekomunikacja Polska SA1	45,654,800	239,860
CenturyTel, Inc.[2]	6,362,840	172,751
Vodafone Group PLC[1]	75,200,000	138,142
Advanced Info Service PCL[1]	50,509,000	113,929
Deutsche Telekom AG1	6,000,000	72,348
Telkom SA Ltd.[1]	5,227,300	66,009
DiGi.Com Bhd.[1]	10,452,000	65,459
Taiwan Mobile Co., Ltd.[1]	33,484,516	53,361
Philippine Long Distance Telephone Co.[1]	1,053,250	48,293
Far EasTone Telecommunications Co., Ltd.[1]	32,785,111	39,204
OJSC Mobile TeleSystems (ADR)	1,130,500	37,465
StarHub Ltd[1]	25,787,250	31,783
MTN Group Ltd.[1]	1,495,800	19,511
BT Group PLC[1]	10,000,000	13,897
		6,579,615

UTILITIES — 9.48%
E.ON AG1	25,197,213	851,750
RWE AG1	9,715,467	699,069
GDF Suez[1]	16,202,320	583,230
Exelon Corp.	12,591,500	580,846
PPL Corp.	15,010,000	448,949
Hongkong Electric Holdings Ltd.[1]	69,888,500	412,759
Dominion Resources, Inc.	11,251,980	339,360
Veolia Environnement[1]	12,237,612	336,052
Electricité de France SA1	6,611,000	306,312
FirstEnergy Corp.	6,055,500	247,670
Fortum Oyj[1]	11,366,230	229,512
Public Service Enterprise Group Inc.	7,467,600	222,833
Southern Co.	5,500,000	158,840
Ameren Corp.	5,416,420	124,686
FPL Group, Inc.	2,000,000	107,580
Progress Energy, Inc.	3,000,000	102,360
Xcel Energy Inc.	5,516,000	101,715
DTE Energy Co.	2,750,000	81,317
Edison International	2,847,438	81,180
Cheung Kong Infrastructure Holdings Ltd.[1]	19,756,000	76,477
Entergy Corp.	752,500	48,739
Tanjong PLC[1]	10,615,000	41,983
Scottish and Southern Energy PLC[1]	2,400,000	39,229
Electricity Generating PCL[1]	18,407,794	35,570
Electricity Generating PCL, nonvoting depository receipt[1]	818,634	1,582
Consolidated Edison, Inc.	900,000	33,417
NiSource Inc.	2,289,307	25,159
National Grid PLC[1]	2,632,652	21,976
Pinnacle West Capital Corp.	738,200	20,212
		6,360,364

CONSUMER STAPLES — 6.24%
Philip Morris International Inc.	26,864,100	972,480
PepsiCo, Inc.	10,980,000	546,365
Coca-Cola Co.	8,972,000	386,245
Kellogg Co.	8,024,000	337,891
Nestlé SA1	8,500,000	276,580
Diageo PLC[1]	20,885,000	250,708
Kimberly-Clark Corp.	5,000,000	245,700
H.J. Heinz Co.	6,554,751	225,614
Kraft Foods Inc., Class A	7,831,070	183,247
Altria Group, Inc.	10,420,000	170,159
Reynolds American Inc.	3,480,000	132,170
Sara Lee Corp.	13,955,600	116,111
Clorox Co.	1,685,000	94,444
Procter & Gamble Co.	1,720,000	85,037
ConAgra Foods, Inc.	3,000,000	53,100
Lion Nathan Ltd.[1]	4,431,066	37,854
Imperial Tobacco Group PLC[1]	1,390,000	31,784
Nestlé India Ltd.[1]	600,000	20,591
SABMiller PLC[1]	1,050,000	17,620
		4,183,700

FINANCIALS — 5.86%
Banco Santander, SA1	69,719,687	658,741
Hang Seng Bank Ltd.[1]	24,291,100	269,199
Westpac Banking Corp.[1]	17,551,963	244,544
Sun Hung Kai Properties Ltd.[1]	23,108,000	238,134
HSBC Holdings PLC (Hong Kong)[1]	21,598,849	152,361
HSBC Holdings PLC (United Kingdom)[1]	9,724,986	69,090
AXA SA1,3	10,573,333	176,334
Royal Bank of Canada	4,300,000	152,388
BNP Paribas SA1	2,821,980	148,704
HCP, Inc.	6,680,500	146,637
Bank of China Ltd., Class H1	378,570,000	140,268
Bank of Nova Scotia	4,847,200	137,830
Sampo Oyj, Class A1	6,873,962	128,700
Société Générale[1]	1,896,280	96,032
JPMorgan Chase & Co.	2,595,000	85,635
Admiral Group PLC[1]	6,234,570	83,187
TrygVesta A/S1	1,324,350	72,621
S P Setia Bhd.[1,2]	65,577,500	65,012
Westfield Group[1]	8,249,175	64,164
Banco Bilbao Vizcaya Argentaria, SA1	5,753,322	62,072
Kimco Realty Corp.	4,603,500	55,334
Kerry Properties Ltd.[1]	16,097,599	49,151
Bank of New York Mellon Corp.	1,924,536	49,037
Bank of the Philippine Islands[1]	57,933,564	47,639
CapitaMall Trust, units[1]	55,950,592	46,986
United Bankshares, Inc.	1,775,000	46,043
Itaú Unibanco Banco Múltiplo SA	3,153,300	44,043
Hopewell Holdings Ltd.[1]	15,887,800	41,184
Weingarten Realty Investors	2,634,750	40,944
Wells Fargo & Co.	1,970,000	39,420
Equity Residential, shares of beneficial interest	1,650,500	37,780
Arthur J. Gallagher & Co.	1,655,000	37,204
United Overseas Bank Ltd.[1]	4,420,000	34,048
Champion Real Estate Investment Trust[1]	108,818,000	24,956
Wereldhave NV1	359,945	24,622
Eurobank Properties REIT[1]	1,950,000	18,014
CapitaRetail China Trust[1]	30,837,000	16,547
ProLogis, shares of beneficial interest	1,750,000	15,943
CapitaCommercial Trust Management Ltd.[1]	26,272,300	15,128
Frasers Centrepoint Trust[1]	30,400,000	15,119
St.Galler Kantonalbank[1]	32,863	11,657
KeyCorp	1,860,000	11,439
Fannie Mae	10,365,000	8,085
Freddie Mac	5,300,000	4,187
Goodman Group[1]	13,184,326	3,521
Cathay No. 2 Real Estate Investment Trust[1]	3,060,000	861
		3,930,545

ENERGY — 5.30%
Sasol Ltd.[1]	26,115,431	791,922
Royal Dutch Shell PLC, Class A (ADR)	9,328,000	426,103
Royal Dutch Shell PLC, Class B1	4,497,187	103,155
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	84,913
Royal Dutch Shell PLC, Class A1	3,055,000	71,078
Eni SpA[1]	29,760,866	645,508
Eni SpA (ADR)	912,492	38,954
ConocoPhillips	6,657,970	272,977
Woodside Petroleum Ltd.[1]	7,880,000	219,159
StatoilHydro ASA[1]	11,351,534	212,861
Husky Energy Inc.	6,520,000	157,920
TOTAL SA1	2,514,000	125,825
TOTAL SA (ADR)	600,000	29,832
Enbridge Inc.	3,523,468	108,780
OAO LUKOIL (ADR)[1]	2,240,800	98,764
China National Offshore Oil Corp.[1]	64,764,000	72,139
Spectra Energy Corp	2,783,220	40,357
PetroChina Co. Ltd., Class H1	44,418,000	38,611
Chevron Corp.	259,700	17,166
		3,556,024

HEALTH CARE — 4.97%
Merck & Co., Inc.	26,291,100	637,296
Roche Holding AG1	4,424,000	559,287
Bayer AG, non-registered shares[1]	7,684,000	381,511
Bristol-Myers Squibb Co.	18,450,000	354,240
Johnson & Johnson	6,500,000	340,340
Novartis AG1	8,415,000	317,970
Pfizer Inc	20,000,000	267,200
GlaxoSmithKline PLC[1]	6,792,000	104,894
Orion Oyj, Class B1	5,837,194	84,711
Abbott Laboratories	1,500,000	62,775
Sonic Healthcare Ltd.[1]	6,229,270	52,920
Takeda Pharmaceutical Co. Ltd.[1]	1,460,000	51,872
Schering-Plough Corp.	2,246,600	51,717
Daiichi Sankyo Co., Ltd.[1]	2,650,000	44,550
Oriola-KD Oyj, Class B1	4,205,677	12,184
Clínica Baviera, SA1	790,488	9,299
		3,332,766

INFORMATION TECHNOLOGY — 4.18%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	382,701,832	645,384
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,322,340	119,677
Intel Corp.	16,200,000	255,636
Mediatek Incorporation[1]	19,723,000	215,799
HTC Corp.[1]	15,308,500	209,522
Redecard SA, ordinary nominative	13,737,600	173,889
Delta Electronics, Inc.[1]	70,318,069	157,407
Microsoft Corp.	7,696,800	155,937
Paychex, Inc.	5,000,000	135,050
Automatic Data Processing, Inc.	3,685,200	129,719
Siliconware Precision Industries Co., Ltd.[1]	80,140,300	103,115
Wincor Nixdorf AG1,2	1,898,313	95,229
Maxim Integrated Products, Inc.	7,000,000	94,850
Acer Inc.[1]	45,516,866	88,023
Canon, Inc.[1]	2,840,000	85,612
Xilinx, Inc.	3,200,000	65,408
Halma PLC[1]	15,195,069	39,572
Neopost SA1	310,200	26,234
Oakton Ltd.[1,2]	4,617,960	4,545
Renishaw PLC[1]	655,000	3,740
Lite-On Technology Corp.[1]	13,465	11
		2,804,359

INDUSTRIALS — 4.13%
Siemens AG1	6,126,000	411,541
Schneider Electric SA1,3	4,404,500	332,395
United Technologies Corp.	6,355,000	310,378
Geberit AG1	1,687,000	180,335
Singapore Technologies Engineering Ltd.[1]	91,974,000	158,803
Macquarie Airports[1,2]	93,268,737	123,090
Burlington Northern Santa Fe Corp.	1,803,000	121,666
Robert Half International Inc.	4,360,000	104,727
Lockheed Martin Corp.	1,235,000	96,985
De La Rue PLC[1,2]	6,355,619	89,987
Leighton Holdings Ltd.[1]	5,728,928	87,529
Sandvik AB1	12,875,000	84,679
Emerson Electric Co.	1,990,000	67,740
General Electric Co.	5,230,000	66,160
AB Volvo, Class B1	10,062,000	65,602
Singapore Post Private Ltd.[1,2]	107,025,000	54,901
Transport International Holdings Ltd.[1]	19,198,000	51,960
Uponor Oyj[1]	3,480,800	38,875
Spirax-Sarco Engineering PLC[1]	3,045,391	38,481
Société BIC SA1	690,000	36,953
BELIMO Holding AG1,2	42,250	30,705
AB SKF, Class B1	2,670,000	29,318
Hopewell Highway Infrastructure Ltd.[1]	46,145,630	25,229
Seco Tools AB, Class B1	2,702,640	24,170
Koninklijke BAM Groep NV1	2,328,797	22,902
Qantas Airways Ltd.[1]	15,052,744	21,730
Steelcase Inc., Class A	4,440,000	20,113
IMI PLC[1]	3,060,000	16,069
Pfeiffer Vacuum Technology AG, non-registered shares[1]	215,000	14,252
Watsco, Inc.	285,000	12,241
SIA Engineering Co. Ltd.[1]	8,617,000	11,449
Norfolk Southern Corp.	300,000	10,704
Seaspan Corp.	650,000	4,264
Fong’s Industries Co. Ltd.[1,2]	28,630,000	3,323
		2,769,256

CONSUMER DISCRETIONARY — 3.23%
OPAP SA1,2	16,421,040	508,885
Daimler AG1	8,140,887	290,371
Esprit Holdings Ltd.[1]	34,501,800	211,499
Li & Fung Ltd.[1]	62,620,000	176,281
Fiat SpA[1,3]	11,374,000	111,235
Industria de Diseño Textil, SA1	2,375,785	101,468
Genuine Parts Co.	2,780,000	94,409
Greene King PLC[1,2]	8,722,210	79,141
Carnival Corp., units	2,500,000	67,200
Limited Brands, Inc.	5,000,000	57,100
McDonald’s Corp.	1,000,000	53,290
Kingfisher PLC[1]	18,845,000	51,309
Yue Yuen Industrial (Holdings) Ltd.[1]	22,933,500	50,918
British Sky Broadcasting Group PLC[1]	6,849,000	48,782
Leggett & Platt, Inc.	2,765,000	39,705
Television Broadcasts Ltd.[1]	10,170,000	35,904
DSG International PLC[1]	49,823,761	31,556
Kesa Electricals PLC[1]	13,430,200	26,338
Halfords Group PLC[1]	5,100,000	24,961
Ekornes ASA[1,2]	1,980,425	24,052
Intercontinental Hotels Group PLC[1]	2,412,352	22,928
Bijou Brigitte modische Accessoires AG1	182,900	19,725
Headlam Group PLC[1]	2,938,547	12,131
Aristocrat Leisure Ltd.[1]	3,791,027	9,936
Fairfax Media Ltd.[1]	10,000,000	8,592
Samson Holding Ltd.[1]	44,232,000	4,323
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	2,753
		2,164,792

MATERIALS — 2.72%
Akzo Nobel NV1	8,573,000	360,375
Koninklijke DSM NV1	8,539,000	264,136
Israel Chemicals Ltd.[1]	26,930,907	227,915
Ambuja Cements Ltd.[1,2]	98,960,919	162,479
RPM International, Inc.[2]	7,900,000	109,178
Weyerhaeuser Co.	2,500,000	88,150
Holcim Ltd.[1]	1,600,000	80,935
Fletcher Building Ltd.[1]	21,176,596	79,893
Packaging Corp. of America	5,000,000	79,350
POSCO[1]	195,834	60,785
China Steel Corp.[1]	70,860,720	55,420
Worthington Industries, Inc.	3,639,800	54,233
OneSteel Ltd.[1]	25,494,000	41,167
Dow Chemical Co.	2,200,000	35,200
Stora Enso Oyj, Class R1,3	6,000,000	34,438
Lafarge Malayan Cement Bhd.[1]	22,590,530	28,681
Rautaruukki Oyj[1]	1,431,029	26,752
BlueScope Steel Ltd.[1]	10,875,000	18,428
voestalpine AG1	900,000	17,345
		1,824,860

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		3,200,593

Total common stocks (cost: $49,124,615,000)		40,706,874

Preferred stocks — 0.69%

FINANCIALS — 0.58%
Santander Finance Preferred S.A., Unipersonal, 6.50%	3,620,000	53,947
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[4]	108,175,000	52,533
Bank of America Corp., Series M, 8.125% noncumulative[4]	42,500,000	24,190
Bank of America Corp., Series E, 0% depositary shares	1,299,215	12,333
BAC Capital Trust XIII 1.72%[4]	20,084,000	5,222
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	35,100,000	24,548
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	6,519,000	5,914
PNC Preferred Funding Trust I 6.517%[4,5]	53,700,000	21,041
PNC Preferred Funding Trust III 8.70%[4,5]	14,600,000	7,304
Mizuho Capital Investment (USD) 2 Ltd. 14.95%[4,5]	25,000,000	27,576
JPMorgan Chase & Co., Series I, 7.90%[4]	32,500,000	24,784
Barclays Bank PLC 7.434%[4,5]	41,550,000	20,355
Barclays Bank PLC 8.55%[4,5]	3,515,000	1,810
Barclays Bank PLC 6.86% callable perpetual core tier one notes[4,5]	300,000	135
BNP Paribas 7.195%[4,5]	28,700,000	18,646
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	2,425,000	1,383
QBE Capital Funding II LP 6.797%[4,5]	28,900,000	18,811
Public Storage, Inc., Series F, 6.45%	1,000,000	18,480
AXA SA, Series B, 6.379%[4,5]	28,500,000	11,392
Société Générale 5.922%[4,5]	19,235,000	9,871
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	14,520,000	7,559
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	1,765
Fannie Mae, Series O, 7.00%[4,5]	874,555	962
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	816
Fannie Mae, Series E, 5.10%	608,441	616
Fannie Mae, Series L, 5.125%	570,000	553
Woori Bank 6.208%[4,5]	9,000,000	4,709
ILFC E-Capital Trust II 6.25%[4,5]	15,000,000	2,475
ILFC E-Capital Trust I 5.90%[4,5]	6,700,000	1,105
Freddie Mac, Series V, 5.57%	3,485,635	1,612
Freddie Mac, Series Z, 8.375%	2,041,640	1,189
Freddie Mac, Series W, 5.66%	650,000	301
Freddie Mac, Series Y, 6.55%	350,250	140
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	2,650,000	1,459
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	5,835,000	1,417
Shinhan Bank 6.819% 2036[4]	300,000	169
		387,122

U.S. GOVERNMENT AGENCY SECURITIES — 0.08%
CoBank, ACB, Series C, 11.00%[5]	1,120,000	49,272
US AgBank 6.11%[4,5]	13,000,000	4,590
		53,862

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	15,050

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		5,174

Total preferred stocks (cost: $989,603,000)		461,208

	Shares or
Convertible securities — 0.14%	principal amount

UTILITIES — 0.05%
PG&E Corp. 9.50% convertible notes 2010	$14,000,000	34,912

FINANCIALS — 0.03%
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred[1]	450,000	16,892
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	76,628	2,183
Fannie Mae, Series 2004-1, 5.375% convertible preferred[1]	240	384
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,488,000	1,726
		21,185

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	473,600	9,330

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		28,788

Total convertible securities (cost: $260,480,000)		94,215

	Principal amount
Bonds & notes — 29.63%	(000)

MORTGAGE-BACKED OBLIGATIONS[6] — 12.10%
Fannie Mae 4.89% 2012	$25,000	26,080
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	31,991
Fannie Mae 4.00% 2015	13,296	13,629
Fannie Mae 11.00% 2015	430	482
Fannie Mae 7.00% 2016	53	56
Fannie Mae 11.00% 2016	181	205
Fannie Mae 5.00% 2017	134	140
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	8,817	9,398
Fannie Mae 5.00% 2018	22,805	23,822
Fannie Mae 5.00% 2018	1,475	1,540
Fannie Mae 11.00% 2018	378	429
Fannie Mae 4.50% 2019	25,216	26,132
Fannie Mae 4.50% 2019	20,321	21,059
Fannie Mae 4.50% 2019	14,700	15,234
Fannie Mae 5.50% 2019	2,688	2,821
Fannie Mae 4.50% 2020	28,001	29,018
Fannie Mae 4.50% 2020	9,803	10,146
Fannie Mae 4.50% 2020	2,291	2,374
Fannie Mae 5.50% 2020	6,319	6,630
Fannie Mae 11.00% 2020	110	124
Fannie Mae 4.50% 2021	80,566	83,377
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	15,327
Fannie Mae 6.00% 2021	6,373	6,711
Fannie Mae 6.00% 2021	917	966
Fannie Mae 6.00% 2021	695	731
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	39,999	41,180
Fannie Mae 5.00% 2022	27,783	28,804
Fannie Mae 5.50% 2022	17,489	18,222
Fannie Mae 5.50% 2022	13,720	14,295
Fannie Mae 5.50% 2022	12,941	13,483
Fannie Mae 5.50% 2022	7,571	7,889
Fannie Mae 5.50% 2022	5,657	5,894
Fannie Mae 10.50% 2022	215	243
Fannie Mae 5.00% 2023	20,317	21,058
Fannie Mae 5.00% 2023	9,759	10,120
Fannie Mae 5.00% 2023	9,054	9,377
Fannie Mae 5.50% 2023	41,088	42,852
Fannie Mae 5.50% 2023	22,561	23,530
Fannie Mae 5.50% 2023	21,519	22,443
Fannie Mae 5.50% 2023	15,353	15,996
Fannie Mae 5.50% 2023	14,090	14,695
Fannie Mae 5.50% 2023	9,631	10,053
Fannie Mae 5.50% 2023	2,207	2,301
Fannie Mae 4.00% 2024[1]	50,000	50,675
Fannie Mae 4.00% 2024[1]	50,000	50,675
Fannie Mae 4.00% 2024	49,704	50,436
Fannie Mae 4.00% 2024	49,483	50,227
Fannie Mae 4.00% 2024	46,700	47,401
Fannie Mae 4.00% 2024	39,500	40,093
Fannie Mae 4.00% 2024	10,500	10,658
Fannie Mae 4.00% 2024	9,700	9,843
Fannie Mae 4.00% 2024	8,662	8,792
Fannie Mae 4.50% 2024[1]	50,000	51,400
Fannie Mae 4.50% 2024	49,465	50,889
Fannie Mae 4.50% 2024	48,854	50,261
Fannie Mae 4.50% 2024	17,700	18,212
Fannie Mae 6.00% 2024	29,003	30,470
Fannie Mae 6.00% 2026	70,271	73,823
Fannie Mae 6.00% 2026	9,879	10,378
Fannie Mae 6.00% 2027	169,647	178,223
Fannie Mae 6.50% 2027	24,562	26,060
Fannie Mae 6.50% 2027	6,252	6,633
Fannie Mae 6.50% 2027	4,260	4,520
Fannie Mae 6.50% 2027	675	716
Fannie Mae 6.00% 2028	5,875	6,158
Fannie Mae 6.00% 2028	5,118	5,364
Fannie Mae 6.00% 2028	3,167	3,319
Fannie Mae 6.00% 2028	2,962	3,104
Fannie Mae 5.50% 2029	103,161	107,198
Fannie Mae 7.50% 2029	59	64
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,656	2,805
Fannie Mae 7.50% 2031	189	204
Fannie Mae 7.50% 2031	37	40
Fannie Mae 5.50% 2033	8,933	9,307
Fannie Mae 5.50% 2033	3,232	3,366
Fannie Mae 5.50% 2034	15,157	15,776
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	13,508	14,118
Fannie Mae 5.50% 2035	10,020	10,417
Fannie Mae 6.50% 2035	17,426	18,620
Fannie Mae 7.00% 2035	763	816
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	12,197	9,706
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	8,703	7,406
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,061	1,752
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,840	1,456
Fannie Mae, Series 2006-65, Class PF, 0.718% 2036[4]	12,568	12,273
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	23,591	24,339
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	62,585	65,535
Fannie Mae 6.00% 2036	62,248	65,375
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	54,782	57,286
Fannie Mae 6.00% 2036	47,085	49,450
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	41,495	44,157
Fannie Mae 6.00% 2036	42,040	44,047
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	37,078	38,871
Fannie Mae 6.00% 2036	27,789	29,185
Fannie Mae 6.00% 2036	18,451	19,378
Fannie Mae 6.00% 2036	17,945	18,846
Fannie Mae 6.00% 2036	14,215	14,929
Fannie Mae 6.00% 2036	4,129	4,345
Fannie Mae 7.00% 2036	4,353	4,680
Fannie Mae 7.50% 2036	2,695	2,881
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	73,916	77,194
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	55,826	58,343
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	16,748	17,326
Fannie Mae 5.971% 2037[4]	3,230	3,395
Fannie Mae 6.00% 2037	29,122	30,494
Fannie Mae 6.00% 2037	20,153	21,166
Fannie Mae 6.00% 2037	19,153	20,113
Fannie Mae 6.00% 2037	18,412	19,187
Fannie Mae 6.00% 2037	13,270	13,935
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	8,373	8,744
Fannie Mae 6.00% 2037	4,073	4,245
Fannie Mae 6.421% 2037[4]	3,328	3,477
Fannie Mae 6.50% 2037[1]	61,218	64,261
Fannie Mae 6.50% 2037	40,102	42,374
Fannie Mae 6.50% 2037	34,385	36,483
Fannie Mae 6.50% 2037	33,110	35,131
Fannie Mae 6.50% 2037	25,381	26,818
Fannie Mae 6.50% 2037	21,201	22,402
Fannie Mae 6.50% 2037	20,588	21,844
Fannie Mae 6.50% 2037	17,106	18,075
Fannie Mae 6.50% 2037	14,939	15,785
Fannie Mae 6.50% 2037	14,621	15,513
Fannie Mae 6.50% 2037	7,437	7,891
Fannie Mae 6.50% 2037	5,731	6,055
Fannie Mae 6.50% 2037	4,092	4,324
Fannie Mae 6.50% 2037	3,615	3,836
Fannie Mae 6.50% 2037	2,880	3,056
Fannie Mae 6.50% 2037	2,370	2,514
Fannie Mae 6.50% 2037	1,598	1,688
Fannie Mae 6.665% 2037[4]	3,255	3,402
Fannie Mae 6.777% 2037[4]	2,636	2,758
Fannie Mae 7.00% 2037	249,167	267,875
Fannie Mae 7.00% 2037	117,935	126,790
Fannie Mae 7.00% 2037	55,028	58,815
Fannie Mae 7.00% 2037	23,266	24,868
Fannie Mae 7.00% 2037	12,428	13,284
Fannie Mae 7.00% 2037[1]	11,348	11,927
Fannie Mae 7.00% 2037	6,056	6,473
Fannie Mae 7.00% 2037	4,806	5,167
Fannie Mae 7.00% 2037	4,338	4,637
Fannie Mae 7.00% 2037	3,594	3,841
Fannie Mae 7.00% 2037	2,531	2,706
Fannie Mae 7.00% 2037	1,625	1,737
Fannie Mae 7.00% 2037	1,363	1,456
Fannie Mae 7.00% 2037	1,278	1,366
Fannie Mae 7.00% 2037	1,166	1,246
Fannie Mae 7.00% 2037	1,006	1,075
Fannie Mae 7.00% 2037	991	1,065
Fannie Mae 7.00% 2037	750	806
Fannie Mae 7.00% 2037	743	794
Fannie Mae 7.00% 2037	718	767
Fannie Mae 7.00% 2037	708	761
Fannie Mae 7.50% 2037	11,556	12,354
Fannie Mae 7.50% 2037	5,839	6,295
Fannie Mae 7.50% 2037	3,736	3,993
Fannie Mae 7.50% 2037[1]	2,663	2,790
Fannie Mae 7.50% 2037	2,185	2,336
Fannie Mae 7.50% 2037[1]	620	650
Fannie Mae 7.50% 2037	398	426
Fannie Mae 4.50% 2038	97,593	99,415
Fannie Mae 5.00% 2038	46,499	47,887
Fannie Mae 5.138% 2038[4]	18,608	19,167
Fannie Mae 5.381% 2038[4]	25,352	26,450
Fannie Mae 5.446% 2038[4]	36,074	37,701
Fannie Mae 5.461% 2038[4]	14,860	15,535
Fannie Mae 5.50% 2038	47,103	48,865
Fannie Mae 5.50% 2038	29,578	30,805
Fannie Mae 5.50% 2038	24,549	25,567
Fannie Mae 5.50% 2038	20,765	21,626
Fannie Mae 5.50% 2038	18,991	19,743
Fannie Mae 5.50% 2038	13,438	13,996
Fannie Mae 5.50% 2038	5,771	6,011
Fannie Mae 5.554% 2038[4]	2,661	2,755
Fannie Mae 6.00% 2038	91,025	95,314
Fannie Mae 6.50% 2038	35,819	37,848
Fannie Mae 6.50% 2038	32,691	34,542
Fannie Mae 6.50% 2038	31,923	33,731
Fannie Mae 6.50% 2038	28,373	30,104
Fannie Mae 6.50% 2038	3,845	4,063
Fannie Mae 6.50% 2038	2,863	3,025
Fannie Mae 6.50% 2038	2,044	2,160
Fannie Mae 6.50% 2038	1,396	1,475
Fannie Mae 6.50% 2038	1,196	1,264
Fannie Mae 7.00% 2038	12,773	13,652
Fannie Mae 7.00% 2038	5,600	5,985
Fannie Mae 7.00% 2038	1,813	1,949
Fannie Mae 5.119% 2039[4]	9,862	10,313
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	360	372
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	274	296
Fannie Mae 7.00% 2047	5,052	5,393
Freddie Mac 6.00% 2017	292	307
Freddie Mac 4.50% 2018	4,304	4,460
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,510
Freddie Mac 5.50% 2019	8,470	8,878
Freddie Mac, Series 2642, Class BL, 3.50% 2023	9,114	9,213
Freddie Mac, Series 2626, Class NG, 3.50% 2023	4,764	4,819
Freddie Mac 4.50% 2023	47,167	48,466
Freddie Mac 5.00% 2023	42,005	43,503
Freddie Mac 5.50% 2023	20,575	21,436
Freddie Mac 6.00% 2023	11,211	11,797
Freddie Mac, Series 1617, Class PM, 6.50% 2023	3,443	3,693
Freddie Mac 4.50% 2024	30,000	30,787
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	4,793	4,393
Freddie Mac 6.00% 2026	24,949	26,190
Freddie Mac 6.00% 2026	23,783	24,966
Freddie Mac 5.50% 2027	43,008	44,658
Freddie Mac 6.00% 2027	19,139	20,091
Freddie Mac 6.50% 2027	23,045	24,443
Freddie Mac 6.50% 2027	21,038	22,315
Freddie Mac 5.50% 2028	61,894	64,330
Freddie Mac, Series 2153, Class GG, 6.00% 2029	6,713	7,030
Freddie Mac, Series 2122, Class QM, 6.25% 2029	12,729	13,274
Freddie Mac 6.50% 2032	3,559	3,804
Freddie Mac 7.50% 2032	1,582	1,702
Freddie Mac 5.00% 2035	6,007	6,118
Freddie Mac 5.00% 2035	6,001	6,112
Freddie Mac 5.00% 2035	4,481	4,564
Freddie Mac 5.00% 2035	3,987	4,061
Freddie Mac 5.00% 2035	2,995	3,051
Freddie Mac 5.00% 2035	1,725	1,756
Freddie Mac, Series 3061, Class PN, 5.50% 2035	20,729	21,767
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	21,002	18,882
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	12,870	10,939
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,504	4,662
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,432	4,580
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,823	4,087
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,058	2,564
Freddie Mac 5.88% 2036[4]	27,200	28,280
Freddie Mac, Series 3156, Class NG, 6.00% 2036	49,867	53,159
Freddie Mac 7.00% 2036	5,672	6,042
Freddie Mac 5.434% 2037[4]	8,768	9,135
Freddie Mac 5.452% 2037[4]	28,827	29,980
Freddie Mac 5.50% 2037	44,075	45,435
Freddie Mac, Series 3286, Class JN, 5.50% 2037	34,757	35,933
Freddie Mac 5.50% 2037	23,651	24,577
Freddie Mac 5.717% 2037[4]	20,095	20,950
Freddie Mac 5.858% 2037[4]	6,096	6,365
Freddie Mac, Series 3271, Class OA, 6.00% 2037	33,576	35,721
Freddie Mac 6.00% 2037	586	615
Freddie Mac 6.222% 2037[4]	11,861	12,394
Freddie Mac 6.253% 2037[4]	17,112	17,798
Freddie Mac 6.26% 2037[4]	8,767	9,082
Freddie Mac 6.50% 2037	45,218	47,765
Freddie Mac 6.50% 2037	35,099	37,077
Freddie Mac 6.50% 2037	17,570	18,560
Freddie Mac 7.00% 2037	6,315	6,726
Freddie Mac 5.00% 2038	91,049	93,695
Freddie Mac 5.00% 2038	26,183	27,021
Freddie Mac 5.00% 2038	18,517	19,056
Freddie Mac 5.00% 2038	16,391	16,916
Freddie Mac 5.00% 2038	16,110	16,626
Freddie Mac 5.00% 2038	15,444	15,939
Freddie Mac 5.00% 2038	7,085	7,312
Freddie Mac 5.00% 2038	5,203	5,369
Freddie Mac 5.00% 2038	3,332	3,438
Freddie Mac 5.00% 2038	2,928	3,022
Freddie Mac 5.00% 2038	2,629	2,717
Freddie Mac 5.00% 2038	1,493	1,540
Freddie Mac 5.00% 2038	77	79
Freddie Mac 5.054% 2038[4]	9,887	10,210
Freddie Mac 5.50% 2038	86,857	89,972
Freddie Mac 5.50% 2038	23,576	24,304
Freddie Mac 5.588% 2038[4]	12,749	13,282
Freddie Mac 5.93% 2038[4]	18,045	18,701
Freddie Mac 6.50% 2047	11,552	12,181
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	9,621	8,156
Government National Mortgage Assn. 6.00% 2035	4,002	4,198
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	11,538	9,679
Government National Mortgage Assn. 6.00% 2038	85,188	89,039
Government National Mortgage Assn. 6.00% 2038	63,245	66,103
Government National Mortgage Assn. 6.50% 2038	32,048	33,750
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[1]	20,271	20,620
Government National Mortgage Assn. 5.816% 2058[1]	12,752	12,959
Government National Mortgage Assn., Series 2003, 6.116% 2058[1]	1,465	1,492
Government National Mortgage Assn. 6.172% 2058[1]	2,034	2,072
Government National Mortgage Assn. 6.205% 2058[1]	5,595	5,700
Government National Mortgage Assn. 6.22% 2058[1]	3,154	3,213
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	764	680
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	427	356
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	581	541
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,939	1,591
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.93% 2034[4]	3,880	3,382
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.953% 2034[4]	8,125	5,267
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,450	2,423
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	7,815	7,929
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	41,981	42,319
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[4,5]	1,435	1,023
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[5]	64,551	16,392
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	3,562	3,556
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,952	4,980
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	27,430	26,721
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	8,925
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	4,968
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[4]	14,535	11,735
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[4]	18,000	16,210
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	37,500	32,802
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	5,021	5,047
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.097% 2035[4,5]	5,050	4,383
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	9,902	9,809
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	2,714
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[4]	5,000	2,859
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,518	6,129
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	21,216	21,158
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	25,186
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[4]	14,840	12,688
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.458% 2043[4]	7,200	6,100
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.499% 2043[4]	16,830	10,264
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[4]	15,000	10,898
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[4]	18,000	14,610
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,637	35,513
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	15,062
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.00% 2035[4]	9,779	5,718
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.818% 2036[4]	13,921	7,780
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.871% 2036[4]	11,784	6,120
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.878% 2036[4]	18,217	10,262
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.916% 2036[4]	43,084	23,227
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	46,775	22,038
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.859% 2037[4]	41,238	21,821
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.921% 2037[4]	20,931	10,306
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.966% 2047[4]	54,266	26,431
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.254% 2033[4]	2,131	1,751
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.546% 2034[4]	3,334	2,622
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.061% 2036[4]	4,332	2,576
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.331% 2037[4]	9,937	5,583
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.817% 2037[4]	58,100	32,707
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.82% 2037[4]	60,604	29,617
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.857% 2037[4]	67,661	31,591
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	20,269	20,196
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	10,236	10,384
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,097	8,002
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	25,040	24,104
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4]	3,500	3,089
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[4]	21,700	18,484
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.901% 2045[4]	4,955	4,057
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	6,869	5,301
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	23,621	17,716
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	18,735	16,168
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,091	3,081
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,536	4,686
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,563	3,878
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,851	1,207
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	5,000	2,340
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	16,479	10,184
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	12,262	8,855
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.914% 2047[4]	28,825	14,402
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.677% 2034[4]	15,835	12,629
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	4,807	3,881
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.556% 2035[4]	29,867	14,596
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	19,153	12,681
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 4-A-1, 0.858% 2036[4]	30,664	11,559
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.634% 2036[4]	9,815	4,213
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.966% 2036[4]	25,408	13,920
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.559% 2037[4]	24,724	10,767
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.073% 2034[4]	2,833	1,654
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.544% 2035[4]	29,496	17,324
CHL Mortgage Pass-Through Trust, Series 2007-14, Class A-19, 6.00% 2037	28,864	18,245
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.199% 2037[4]	21,789	13,464
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.926% 2047[4]	37,067	21,309
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.078% 2047[4]	21,250	11,315
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	6,050	5,713
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	15,000	11,538
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	20,000	18,092
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[4]	30,000	25,889
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	15,010
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,5]	32,500	33,637
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,5]	34,000	35,190
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	31,934	22,942
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,399	356
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	105	82
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	942
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.949% 2036[4]	4,330	1,827
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.235% 2036[4]	3,540	1,765
Residential Accredit Loans, Inc., Series 2007-QS8, Class A-1, 0.838% 2037[4]	32,464	11,585
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	54,001	27,606
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	1,823	1,816
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	22,556
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	11,699	11,243
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,830	9,404
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,249
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	37,807	36,344
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.515% 2044[4]	6,000	5,521
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[4]	17,000	15,361
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.694% 2034[4]	3,855	1,898
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.072% 2034[4]	5,411	4,412
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	50,000	27,153
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.841% 2035[4]	27,427	16,410
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.77% 2036[4]	4,436	2,273
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[4]	6,683	3,354
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,5]	22,000	21,120
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[1,5]	17,320	16,194
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[1,5]	16,500	15,428
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[1,5]	2,000	1,800
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	9,599
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.074% 2037[4]	34,274	14,580
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	45,199	23,119
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	4,105	3,848
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,000	4,665
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[4]	38,142	36,443
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,5]	27,000	24,030
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[1,5]	10,000	8,450
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,5]	15,000	12,375
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	8,814	8,740
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[4]	24,000	21,775
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[4]	5,000	4,659
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.946% 2042[4]	20,105	9,601
ChaseFlex Trust, Series 2007-2, Class A-1, 0.718% 2037[4]	46,857	22,970
ChaseFlex Trust, Series 2007-3, Class 2-A1, 0.738% 2037[4]	38,554	19,743
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	25,411	16,825
Residential Asset Securitization Trust, Series 2006-A6, Class 1-A-11, 0.838% 2036[4]	16,815	6,866
Residential Asset Securitization Trust, Series 2007-A6, Class 1-A-2, 6.00% 2037	43,221	17,379
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.558% 2046[4]	47,639	41,003
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.719% 2036[4]	53,155	27,763
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.088% 2036[4]	25,272	11,437
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.888% 2017[4,5]	10,789	10,437
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.843% 2018[4]	6,934	6,661
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.909% 2019[4,5]	10,574	10,198
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.91% 2033[4]	10,602	10,118
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036[4]	35,000	22,806
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 4.522% 2037[4]	25,000	13,552
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1,5]	13,620	12,803
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1,5]	20,000	18,700
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[1,5]	3,380	3,042
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	5,236	5,186
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,596
Bank of America 5.50% 2012[5]	30,000	29,708
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.092% 2036[4]	65,106	29,696
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	28,781
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	34,627	27,185
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 5.22% 2034[4]	12,011	8,591
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[4]	21,917	13,401
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.604% 2037[4]	10,745	5,170
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	18,970
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,893	3,652
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[4]	5,065	4,172
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.771% 2035[4]	16,256	9,541
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.878% 2036[4]	34,502	16,482
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.094% 2035[4]	10,000	6,285
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.625% 2036[4]	11,979	5,745
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.657% 2036[4]	25,325	13,889
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	683	593
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,477	1,243
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,326	5,577
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	7,547	6,014
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	6,792	4,831
MASTR Alternative Loan Trust, Series 2006-2, Class 2-A-3, 0.788% 2036[4]	15,493	5,715
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	23,702	23,898
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.166% 2035[4]	15,962	13,131
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 2036[4]	4,000	1,794
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.791% 2037[4]	20,000	7,548
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[5]	7,750	7,905
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[5]	13,900	14,197
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.855% 2018[4,5]	8,000	7,904
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 2018[5]	10,000	10,757
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)[4]	25,000	18,392
Northern Rock PLC 5.625% 2017[5]	20,000	16,537
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,418	2,442
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	14,328	14,010
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	20,398	15,051
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 1.01% 2016[4,5]	8,000	8,003
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,253	2,259
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,800	4,576
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[5]	15,000	13,976
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	15,000	12,748
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.275% 2036[4]	21,941	11,563
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	22,869	10,857
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[5]	10,000	10,743
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	4,797
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	4,937
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,036	8,802
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,142	778
GSR Mortgage Loan Trust, Series 2005-9F, Class 1A-2, 0.938% 2035[4]	8,899	5,124
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.912% 2035[4]	6,800	4,065
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	3,059	3,069
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	4,595	4,635
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	7,230
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 2045[4]	12,192	6,371
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,212	5,419
Lehman Mortgage Trust, Series 2006-8, Class 2-A1, 0.858% 2036[4]	14,088	5,350
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.608% 2037[4]	13,775	5,240
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	5,180
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	2,260	2,282
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,602
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,595	4,537
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.776% 2046[4]	6,209	3,446
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	2,190	2,185
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.121% 2036[4]	3,079	1,440
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.442% 2034[4,5]	2,000	1,268
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.435% 2027[4,5]	1,225	886
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[5]	772	777
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 4.687% 2034[4]	310	257
		8,113,065

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.71%
U.S. Treasury 6.00% 2009	75,000	76,285
U.S. Treasury 1.25% 2010	20,000	20,153
U.S. Treasury 2.00% 2010	25,000	25,477
U.S. Treasury 6.50% 2010	175,000	183,377
U.S. Treasury 1.125% 2011	10,000	9,979
U.S. Treasury 4.625% 2011	45,000	48,653
U.S. Treasury 4.875% 2011	45,000	48,523
U.S. Treasury 5.00% 2011	35,000	37,618
U.S. Treasury 4.875% 2012	10,000	11,056
U.S. Treasury 2.75% 2013	25,000	26,058
U.S. Treasury 3.125% 2013	45,000	47,466
U.S. Treasury 3.375% 2013	40,000	42,647
U.S. Treasury 1.75% 2014	2,000	1,978
U.S. Treasury 1.875% 2014	5,000	4,975
U.S. Treasury 11.75% 2014	50,000	53,000
U.S. Treasury 12.50% 2014	80,000	82,856
U.S. Treasury 13.25% 2014	80,000	80,406
U.S. Treasury 4.25% 2015	50,000	55,578
U.S. Treasury 9.875% 2015	10,000	14,419
U.S. Treasury 11.25% 2015	40,000	59,388
U.S. Treasury 2.375% 2016	131,300	128,981
U.S. Treasury 2.625% 2016	30,000	30,016
U.S. Treasury 7.50% 2016	250,000	327,167
U.S. Treasury 9.25% 2016	200,000	281,938
U.S. Treasury 4.625% 2017	55,000	61,944
U.S. Treasury 8.875% 2017	10,000	14,206
U.S. Treasury 3.75% 2018	349,950	368,007
U.S. Treasury 4.00% 2018	10,000	10,730
U.S. Treasury 2.75% 2019	154,500	149,660
Fannie Mae 5.00% 2011	19,815	21,491
Fannie Mae 6.00% 2011	95,000	103,888
Fannie Mae 2.00% 2012	20,000	20,174
Fannie Mae 6.125% 2012	144,000	161,761
Fannie Mae 2.75% 2014	20,000	20,164
Freddie Mac 6.625% 2009	20,000	20,472
Freddie Mac 2.875% 2010	50,000	51,417
Freddie Mac: 5.75% 2012	75,000	83,080
Freddie Mac 2.50% 2014	10,000	10,009
Federal Home Loan Bank 2.25% 2012	25,000	25,317
Federal Home Loan Bank 3.625% 2013	15,000	15,669
Federal Home Loan Bank 5.375% 2016	25,000	27,923
Federal Home Loan Bank 5.625% 2016[1]	58,080	54,811
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	30,000	31,962
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	37,300	40,056
CoBank ACB 7.875% 2018[5]	18,660	17,772
CoBank ACB 1.92% 2022[4,5]	26,270	18,459
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 1.499% 2012[4]	25,000	25,098
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	19,948
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,464
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,172
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 1.416% 2012[4]	15,000	15,055
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,458
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,279
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	10,000	10,100
		3,155,540

FINANCIALS — 2.85%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	4,779	4,741
Countrywide Home Loans, Inc., Series K, 5.625% 2009	6,639	6,618
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,659
Bank of America Corp. 7.125% 2011	1,750	1,638
Countrywide Financial Corp., Series B, 5.80% 2012	102,840	94,342
Bank of America Corp. 5.30% 2017	14,115	10,601
Merrill Lynch & Co., Inc. 6.875% 2018	15,000	12,661
Simon Property Group, LP 4.875% 2010	5,000	4,904
Simon Property Group, LP 4.875% 2010	2,500	2,439
Simon Property Group, LP 5.375% 2011	2,000	1,891
Simon Property Group, LP 5.60% 2011	14,750	14,042
Simon Property Group, LP 5.00% 2012	20,000	18,527
Simon Property Group, LP 5.75% 2012	15,650	14,579
Simon Property Group, LP 5.25% 2016	19,875	16,046
Simon Property Group, LP 6.10% 2016	4,860	4,207
Simon Property Group, LP 5.875% 2017	5,910	4,731
Simon Property Group, LP 6.125% 2018	13,685	11,388
Simon Property Group, LP 10.35% 2019	30,525	31,911
JPMorgan Chase & Co. 4.891% 2015[4]	45,190	36,162
JPMorgan Chase Bank NA 6.00% 2017	28,500	26,633
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	4,122	3,025
JPMorgan Chase Capital XX, Series T, 6.55% 2066	37,212	26,595
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[4]	15,000	10,719
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	37,900	36,788
Westfield Group 5.40% 2012[5]	16,040	14,769
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	25,470	22,058
Westfield Group 5.70% 2016[5]	3,975	3,212
Westfield Group 7.125% 2018[5]	13,310	11,040
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,982
American Express Centurion Bank 5.55% 2012	20,000	19,114
American Express Co. 6.15% 2017	27,330	24,435
American Express Co. 7.00% 2018	5,337	5,070
American Express Co. 6.80% 2066[4]	18,675	11,032
Citigroup Inc. 4.125% 2010	11,000	10,825
Citigroup Inc. 4.625% 2010	10,000	9,722
Citigroup Inc. 6.50% 2013	39,250	35,852
Citigroup Inc. 6.125% 2017	14,775	12,201
CIT Group Inc., Series A, 1.358% 2009[4]	3,740	3,406
CIT Group Inc. 1.394% 2009[4]	1,802	1,737
CIT Group Inc. 5.20% 2010	20,000	14,810
CIT Group Inc. 5.60% 2011	15,000	10,059
CIT Group Inc. 1.481% 2012[4]	23,920	13,165
CIT Group Inc. 7.75% 2012	4,262	2,520
CIT Group Inc. 5.40% 2013	3,905	2,189
CIT Group Inc. 5.00% 2014	1,010	566
CIT Group Inc. 5.125% 2014	3,035	1,678
CIT Group Inc. 5.65% 2017	3,559	1,931
CIT Group Inc. 12.00% 2018[5]	8,655	3,552
CIT Group Inc. 5.80% 2036	2,066	1,014
CIT Group Inc. 6.10% 2067[4]	31,723	7,454
Monumental Global Funding 5.50% 2013[5]	26,405	24,651
Monumental Global Funding III 1.331% 2014[4,5]	24,860	17,418
Monumental Global Funding III 5.25% 2014[5]	24,000	20,639
Capital One Financial Corp. 5.70% 2011	15,000	14,339
Capital One Financial Corp. 6.25% 2013	5,760	5,139
Capital One Bank 6.50% 2013	13,477	12,521
Capital One Bank 5.125% 2014	5,000	4,203
Capital One Financial Corp. 5.50% 2015[1]	1,425	1,188
Capital One Financial Corp. 6.15% 2016	2,766	1,673
Capital One Financial Corp. 6.75% 2017	5,465	4,624
Capital One Capital III 7.686% 2036[4]	35,862	15,421
Goldman Sachs Group, Inc. 5.95% 2018	2,835	2,635
Goldman Sachs Group, Inc. 6.15% 2018	23,750	22,439
Goldman Sachs Group, Inc. 7.50% 2019	31,415	32,526
SLM Corp., Series A, 4.50% 2010	21,000	18,324
SLM Corp., Series A, 5.40% 2011	20,000	15,001
SLM Corp., Series A, 5.375% 2013	26,594	17,836
SLM Corp., Series A, 5.05% 2014	5,885	3,394
Wachovia Bank NA 4.80% 2014	22,972	19,088
Wells Fargo Bank, National Assn. 4.75% 2015	40,360	34,757
ERP Operating LP 4.75% 2009	6,360	6,341
ERP Operating LP 5.50% 2012	2,500	2,315
ERP Operating LP 6.625% 2012	8,000	7,612
ERP Operating LP 6.584% 2015	11,080	9,481
ERP Operating LP 5.125% 2016	10,565	8,718
ERP Operating LP 5.75% 2017	21,315	17,458
CNA Financial Corp. 6.00% 2011	20,000	17,841
CNA Financial Corp. 5.85% 2014	42,000	32,374
Sovereign Bancorp, Inc. 1.457% 2010[4]	4,150	3,830
Santander Issuances, SA Unipersonal 1.648% 2016[4,5]	7,600	5,055
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	19,100	14,355
Sovereign Bancorp, Inc. 8.75% 2018	27,160	24,125
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	2,100	1,314
Liberty Mutual Group Inc. 5.75% 2014[5]	10,000	7,649
Liberty Mutual Group Inc. 6.50% 2035[5]	11,200	5,858
Liberty Mutual Group Inc. 7.50% 2036[5]	38,050	24,010
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,5]	3,630	1,490
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	11,330	6,240
Prudential Financial, Inc., Series D, 5.10% 2011	9,785	8,558
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	7,312
Prudential Financial, Inc., Series B, 4.75% 2014	8,873	6,551
Prudential Holdings, LLC, Series C, 8.695% 2023[5,6]	15,000	12,607
Prudential Financial, Inc. 8.875% 2068[4]	20,000	9,795
UniCredito Italiano SpA 5.584% 2017[4,5]	32,900	20,264
UniCredito Italiano SpA 6.00% 2017[5]	19,823	13,072
HVB Funding Trust I 8.741% 2031[5]	2,555	1,201
HVB Funding Trust III 9.00% 2031[5]	827	389
UniCredito Italiano Capital Trust II 9.20% (undated)[4,5]	10,000	4,702
New York Life Global Funding 4.625% 2010[5]	5,000	4,987
New York Life Global Funding 5.25% 2012[5]	25,000	25,480
New York Life Global Funding 4.65% 2013[5]	4,000	3,963
ProLogis 5.625% 2016	3,860	2,587
ProLogis 5.75% 2016	11,245	7,254
ProLogis 6.625% 2018	36,180	23,646
ACE INA Holdings Inc. 5.875% 2014	7,500	7,460
ACE INA Holdings Inc. 5.70% 2017	3,825	3,576
ACE INA Holdings Inc. 5.80% 2018	11,000	10,208
ACE Capital Trust II 9.70% 2030	12,210	9,567
Developers Diversified Realty Corp. 4.625% 2010	2,705	2,129
Developers Diversified Realty Corp. 5.00% 2010	22,500	19,146
Developers Diversified Realty Corp. 5.375% 2012	16,010	7,242
Developers Diversified Realty Corp. 5.50% 2015	2,515	1,045
Genworth Financial, Inc. 4.75% 2009	13,795	13,550
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	13,421
Genworth Financial, Inc. 6.15% 2066[4]	15,130	2,114
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[7]	3,215	474
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[7]	1,090	161
Lehman Brothers Holdings Inc. 7.875% 2010[7]	235	35
Lehman Brothers Holdings Inc., Series I, 2.951% 2010[4,7]	10,000	1,450
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[4,7]	13,805	2,002
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[7]	60,920	8,986
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[7]	79,960	11,794
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[7]	3,660	540
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[7]	14,465	2,224
Lehman Brothers Holdings Inc., Series H, 2.878% 2009[4,7]	8,335	1,209
Société Générale 5.75% 2016[5]	31,625	28,116
International Lease Finance Corp. 5.00% 2010	4,560	4,088
International Lease Finance Corp. 5.00% 2012	10,000	6,113
International Lease Finance Corp., Series R, 5.40% 2012	4,000	2,767
American General Finance Corp., Series J, 6.50% 2017	15,000	5,975
American General Finance Corp., Series J, 6.90% 2017	13,125	5,296
American International Group, Inc. 8.25% 2018[5]	10,000	3,520
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,500	15,282
Allstate Corp., Series B, 6.125% 2067[4]	20,850	11,989
Hospitality Properties Trust 6.85% 2012	3,600	2,930
Hospitality Properties Trust 6.75% 2013	14,925	11,973
Hospitality Properties Trust 5.125% 2015	5,175	3,679
Hospitality Properties Trust 6.30% 2016	1,250	876
Hospitality Properties Trust 6.70% 2018	8,800	6,226
Charles Schwab Corp., Series A, 6.375% 2017	26,750	24,018
Schwab Capital Trust I 7.50% 2037[4]	1,795	1,248
Northern Trust Corp. 5.50% 2013	5,450	5,616
Northern Trust Corp. 4.625% 2014	8,475	8,584
Northern Trust Corp. 5.85% 2017[8]	10,150	10,086
SunTrust Banks, Inc. 7.25% 2018	28,100	24,170
Kimco Realty Corp., Series C, 4.82% 2011	10,000	8,819
Kimco Realty Corp. 6.00% 2012	4,062	3,496
Kimco Realty Corp., Series C, 4.82% 2014	3,068	2,392
Kimco Realty Corp., Series C, 5.783% 2016	9,597	7,424
Kimco Realty Corp. 5.70% 2017	2,000	1,431
Metropolitan Life Global Funding I, 5.125% 2013[5]	4,305	4,119
MetLife Capital Trust X 9.25% 2068[4,5]	30,000	19,233
Lincoln National Corp. 5.65% 2012	10,500	6,874
Lincoln National Corp. 7.00% 2066[4]	45,510	16,042
Ford Motor Credit Co. 7.875% 2010	10,000	9,203
Ford Motor Credit Co. 7.375% 2011	15,000	12,906
Plum Creek Timberlands, LP 5.875% 2015	26,000	21,869
Standard Chartered Bank 6.40% 2017[5]	25,531	19,395
Hartford Financial Services Group, Inc. 5.25% 2011	4,500	3,750
Hartford Life Insurance Co. 1.231% 2012[4]	2,500	1,769
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	26,150	8,629
Hartford Financial Services Group, Inc. 8.125% 2068[4]	5,625	2,281
Scotland International Finance No. 2 BV 4.25% 2013[5]	30	22
HBOS PLC 6.75% 2018[5]	9,600	7,077
HBOS PLC 6.00% 2033[5]	8,175	4,657
Lloyds Banking Group PLC 6.657% preference shares (undated)[4,5]	13,751	4,199
Principal Life Global Funding I 4.40% 2010[5]	10,000	9,740
Principal Life Insurance Co. 6.25% 2012[5]	5,000	4,870
Resona Bank, Ltd. 5.85% (undated)[4,5]	25,000	13,932
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	2,355	1,272
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	20,000	11,200
Berkshire Hathaway Finance Corp. 4.60% 2013	12,000	12,265
Jackson National Life Global 5.375% 2013[5]	12,925	11,454
Zions Bancorporation 5.50% 2015	10,000	5,224
Zions Bancorporation 6.00% 2015	11,585	6,077
Brandywine Operating Partnership, LP 5.75% 2012	7,505	5,712
Brandywine Operating Partnership, LP 5.40% 2014	3,955	2,494
Nationwide Financial Services, Inc. 6.75% 2067[4]	20,500	8,065
State Street Capital Trust IV 2.32% 2077[4]	18,750	7,626
Chubb Corp. 6.375% 2067[4]	12,500	7,568
KeyBank NA 5.50% 2012	7,200	6,790
Fifth Third Capital Trust IV 6.50% 2067[4]	18,000	6,487
PNC Bank NA 6.875% 2018	5,200	4,960
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	4,500	1,495
Catlin Insurance Ltd. 7.249% (undated)[4,5]	13,000	4,793
ING Security Life Institutional Funding 1.321% 2010[4,5]	4,000	4,006
TIAA Global Markets 4.95% 2013[5]	3,225	3,238
Royal Bank of Scotland Group PLC 5.00% 2013	50	33
Royal Bank of Scotland Group PLC 5.00% 2014	2,615	1,700
Royal Bank of Scotland Group PLC 5.05% 2015	2,215	1,441
Paribas, New York Branch 6.95% 2013	2,700	2,490
BNP Paribas 4.80% 2015[5]	255	205
BNP Paribas 5.125% 2015[5]	405	353
Credit Suisse Group AG 5.50% 2014	3,000	3,011
Northern Rock PLC 5.60% (undated)[4,5]	5,095	898
Northern Rock PLC 6.594% (undated)[4,5]	5,635	993
UnumProvident Finance Co. PLC 6.85% 2015[5]	1,885	1,468
Federal Realty Investment Trust 8.75% 2009	1,000	998
Nationwide Mutual Insurance 5.81% 2024[4,5]	1,165	544
		1,911,364

ASSET-BACKED OBLIGATIONS[6] — 2.15%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	8,322	8,102
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	19,581	19,205
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	18,618
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.569% 2014[4]	30,000	19,080
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	42,587
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	22,935
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	7,519	7,411
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	17,702	16,363
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	43,035
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	17,444
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	21,035
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[5]	709	697
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	1,647	1,593
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[5]	2,882	2,736
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[5]	5,012	4,823
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[5]	6,666	6,353
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[5]	10,726	10,336
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[5]	22,358	19,530
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[5]	15,000	10,824
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[5]	18,000	15,367
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[5]	16,170	13,388
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	466	468
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	42	42
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	32,585	33,994
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	21,277
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	1,015	1,008
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	2,407	2,339
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	18,915	18,123
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	35,000	31,960
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	31,500	29,563
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.501% 2015[4,5]	30,000	23,456
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[5]	12,440	12,063
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	44,000	38,573
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[5]	22,029	20,898
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[5]	4,492	4,376
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	23,692	21,632
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.461% 2012[4]	44,711	40,846
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.481% 2014[4]	5,750	4,220
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	24,964	25,254
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,704
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	2,213	2,095
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	3,112	3,112
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	12,267	12,168
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	16,428
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034[4]	16,000	6,994
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035[4]	26,202	14,565
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[4]	5,559	1,990
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[4]	4,880	1,254
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[4]	20,000	6,273
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[4]	22,800	2,722
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.851% 2013[4]	6,500	5,461
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 0.521% 2015[4]	25,000	22,434
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.701% 2016[4]	7,000	2,933
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[4,5]	33,566	30,684
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 0.631% 2012[4]	15,000	12,793
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[5]	10,000	8,969
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.601% 2014[4]	3,249	3,001
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	2,631
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	25,278
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	26,000	24,635
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	24,021
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.577% 2013[4]	29,000	23,159
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	23,000	23,093
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	22,000	23,077
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	22,147
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[5]	45,133	21,972
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[5]	37,360	20,548
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	20,327
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 0.678% 2035[4]	43,515	20,142
Chase Issuance Trust, Series 2007-A9, Class A, 0.481% 2014[4]	20,000	18,519
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,970	17,749
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	16,776	17,075
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	15,748	16,014
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	15,518	15,387
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	5,063	5,195
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	9,000	9,497
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 1.451% 2013[4]	15,000	14,575
Structured Asset Securities Corp., Series 2002-23XS, Class A7, 6.58% 2032[4]	4,983	3,287
Structured Asset Securities Corp., Series 2005-S6, Class A2, 0.728% 2035[4]	8,284	3,846
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.738% 2035[4,5]	14,704	7,197
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,127
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	5,191
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[4]	23,000	13,040
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.598% 2037[4]	19,355	12,856
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,288
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	12,088
Home Equity Asset Trust, Series 2004-7, Class M-2, 1.098% 2035[4]	20,000	12,072
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[5]	15,000	11,994
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[5]	15,150	11,696
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[5]	13,560	11,618
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,304	3,283
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	8,197
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[4]	45,850	6,208
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4]	29,850	4,410
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	14,317	10,009
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	10,000	9,870
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,528	4,688
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034[4]	9,914	3,146
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 0.538% 2036[4]	2,626	1,901
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 0.711% 2013[4]	5,150	4,851
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 1.051% 2013[4]	5,000	4,235
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[4,5]	12,508	8,070
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	7,950	5,829
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	1,845
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	7,001
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[4]	20,000	6,443
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[4]	8,155	6,157
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.771% 2034[4]	19,104	5,759
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,678	3,540
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	1,971
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034[4]	5,740	4,336
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[5]	5,122	3,983
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[4]	16,901	3,978
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,718	3,868
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.601% 2037[4]	12,349	2,698
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.748% 2019[1,4,5]	4,175	2,213
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	2,098	2,207
SACO I Trust, Series 2006-12, Class I-A, 0.578% 2036[4]	11,567	1,923
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,810	1,318
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.238% 2034[4]	1,649	663
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.338% 2034[4]	1,312	478
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[4]	1,201	768
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	746	739
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 1.278% 2033[4]	130	75
		1,442,135

CONSUMER DISCRETIONARY — 1.39%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,096
Comcast Corp. 5.45% 2010	9,500	9,780
Comcast Corp. 5.50% 2011	635	657
Comcast Cable Communications, Inc. 6.75% 2011	39,505	41,613
Comcast Cable Communications, Inc. 7.125% 2013	16,450	17,504
Tele-Communications, Inc. 7.875% 2013	10,000	10,482
Comcast Corp. 5.85% 2015	31,000	31,084
Comcast Corp. 6.30% 2017	10,000	10,198
Comcast Corp. 5.70% 2018	14,875	14,568
Comcast Corp. 6.40% 2038	11,810	11,106
Time Warner Inc. 1.461% 2009[4]	18,000	17,881
Time Warner Inc. 5.50% 2011	10,000	10,272
AOL Time Warner Inc. 6.75% 2011	5,000	5,221
AOL Time Warner Inc. 6.875% 2012	13,000	13,681
Time Warner Companies, Inc. 9.125% 2013	10,000	10,674
Time Warner Inc. 5.875% 2016	58,600	56,617
Time Warner Companies, Inc. 7.25% 2017	2,500	2,454
AOL Time Warner Inc. 7.625% 2031	5,000	4,533
Time Warner Inc. 6.50% 2036	19,300	15,957
Cox Communications, Inc. 4.625% 2010	7,666	7,666
Cox Communications, Inc. 7.125% 2012	7,335	7,420
Cox Communications, Inc. 4.625% 2013	5,495	5,064
Cox Communications, Inc. 9.375% 2019[5]	23,960	27,017
Cox Communications, Inc. 8.375% 2039[5]	42,325	41,186
Time Warner Cable Inc. 5.40% 2012	8,000	8,123
Time Warner Cable Inc. 6.20% 2013	6,000	6,274
Time Warner Cable Inc. 7.50% 2014	20,875	22,447
Time Warner Cable Inc. 8.25% 2014	2,000	2,196
Time Warner Cable Inc. 6.75% 2018	2,615	2,650
Time Warner Cable Inc. 8.25% 2019	19,725	21,837
Time Warner Cable Inc. 8.75% 2019	14,985	16,874
Staples, Inc. 7.75% 2011	1,405	1,472
Staples, Inc. 9.75% 2014	67,826	74,501
DaimlerChrysler North America Holding Corp. 7.20% 2009	17,922	18,018
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,238
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,344
DaimlerChrysler North America Holding Corp. 5.875% 2011	28,800	28,473
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,950	2,980
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,195
News America Holdings Inc. 9.25% 2013	5,200	5,566
News America Inc. 5.30% 2014	5,000	4,994
News America Holdings Inc. 8.00% 2016	2,000	2,040
News America Inc. 7.25% 2018	4,250	3,912
News America Holdings Inc. 8.25% 2018	10,000	9,367
News America Inc. 6.90% 2019[5]	22,125	20,857
News America Inc. 6.65% 2037	16,600	13,213
News America Inc. 7.85% 2039[5]	1,000	861
Marriott International, Inc., Series J, 5.625% 2013	39,275	36,822
Marriott International, Inc., Series I, 6.375% 2017	12,750	11,052
Thomson Corp. 6.20% 2012	14,000	14,202
Thomson Reuters Corp. 5.95% 2013	17,620	17,738
Thomson Reuters Corp. 6.50% 2018	11,780	11,308
Walt Disney Co. 1.192% 2010[4]	5,000	5,004
Walt Disney Co. 5.70% 2011	4,000	4,297
Walt Disney Co. 4.70% 2012	25,000	26,002
Walt Disney Co. 5.625% 2016	6,000	6,203
Target Corp. 6.00% 2018	35,000	35,325
J.C. Penney Co., Inc. 8.00% 2010	32,939	33,128
Viacom Inc. 5.75% 2011	13,500	13,500
Viacom Inc. 6.25% 2016	15,000	13,918
MDC Holdings, Inc. 5.375% 2014	15,000	14,241
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,766
Kohl’s Corp. 6.00% 2033	5,510	4,029
Kohl’s Corp. 6.875% 2037	1,392	1,135
Wyndham Worldwide Corp. 6.00% 2016	7,200	4,754
Delphi Automotive Systems Corp. 6.50% 2009[7]	1,200	18
		936,605

HEALTH CARE — 1.18%
Cardinal Health, Inc. 6.75% 2011	100,250	102,861
Cardinal Health, Inc. 5.80% 2016	5,000	4,661
Cardinal Health, Inc. 5.85% 2017	13,140	11,824
UnitedHealth Group Inc. 4.125% 2009	12,969	12,992
UnitedHealth Group Inc. 1.407% 2010[4]	32,650	32,013
UnitedHealth Group Inc. 5.25% 2011	1,585	1,611
UnitedHealth Group Inc. 5.50% 2012	5,450	5,471
UnitedHealth Group Inc. 4.875% 2013	18,100	17,640
UnitedHealth Group Inc. 5.375% 2016	23,409	21,084
UnitedHealth Group 6.00% 2017	20,000	18,433
Hospira, Inc. 4.95% 2009	48,950	49,010
Hospira, Inc. 1.712% 2010[4]	16,901	15,868
Hospira, Inc. 5.55% 2012	20,000	19,784
Hospira, Inc. 5.90% 2014	5,860	5,635
Hospira, Inc. 6.05% 2017	4,315	3,873
Roche Holdings Inc. 5.00% 2014[5]	43,400	45,546
Roche Holdings Inc. 6.00% 2019[5]	28,500	29,951
Schering-Plough Corp. 6.00% 2017	70,000	72,795
WellPoint, Inc. 4.25% 2009	4,565	4,590
WellPoint, Inc. 5.00% 2011	27,000	27,396
WellPoint, Inc. 5.875% 2017	36,561	34,378
Pfizer Inc. 4.45% 2012	6,000	6,308
Pfizer Inc. 6.20% 2019	43,000	46,300
Biogen Idec Inc. 6.00% 2013	40,000	40,261
Humana Inc. 6.45% 2016	33,000	27,641
Humana Inc. 6.30% 2018	10,335	8,143
Novartis Capital Corp. 4.125% 2014	6,000	6,225
Novartis Securities Investment Ltd. 5.125% 2019	18,000	18,466
Abbott Laboratories 5.875% 2016	12,907	13,860
Abbott Laboratories 5.125% 2019	9,000	9,231
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,766
AstraZeneca PLC 5.40% 2012	18,000	19,343
Aetna Inc. 5.75% 2011	12,500	12,870
Aetna Inc. 6.50% 2018	5,000	4,901
Coventry Health Care, Inc. 6.30% 2014	8,750	6,438
Coventry Health Care, Inc. 6.125% 2015	160	118
Coventry Health Care, Inc. 5.95% 2017	10,500	6,731
Universal Health Services, Inc. 7.125% 2016	6,820	6,285
		791,303

ENERGY — 1.16%
Kinder Morgan Energy Partners LP 6.75% 2011	9,642	9,900
Kinder Morgan Energy Partners LP 5.85% 2012	20,907	20,887
Kinder Morgan Energy Partners LP 5.00% 2013	19,675	18,645
Kinder Morgan Energy Partners LP 5.125% 2014	40,185	38,257
Kinder Morgan Energy Partners LP 6.00% 2017	6,375	6,021
Kinder Morgan Energy Partners LP 9.00% 2019	4,150	4,516
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	13,079
Williams Companies, Inc. 3.208% 2010[4,5]	5,000	4,702
Williams Companies, Inc. 6.375% 2010[5]	12,000	11,888
Williams Companies, Inc. 7.125% 2011	10,000	10,105
Williams Companies, Inc. 8.125% 2012	16,300	16,707
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	8,371
Williams Companies, Inc. 8.75% 2020[5]	12,995	13,376
Williams Companies, Inc. 7.875% 2021	25,000	24,736
Rockies Express Pipeline LLC 5.10% 2009[4,5]	33,950	33,967
Rockies Express Pipeline LLC 6.25% 2013[5]	45,485	45,621
TransCanada PipeLines Ltd. 6.50% 2018	26,750	27,961
TransCanada PipeLines Ltd. 7.125% 2019	13,815	15,179
TransCanada PipeLines Ltd. 6.35% 2067[4]	36,750	23,553
Enterprise Products Operating LP, Series B, 4.625% 2009	18,395	18,385
Enterprise Products Operating LP 4.95% 2010	25,650	25,694
Enterprise Products Operating LP 7.50% 2011	20,000	20,564
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,387
Enbridge Energy Partners, LP, Series B, 6.50% 2018	42,000	37,171
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,375
Enbridge Energy Partners, LP 8.05% 2077[4]	17,355	9,644
Enbridge Inc. 5.80% 2014	33,500	32,049
Enbridge Inc. 4.90% 2015	11,310	9,726
Enbridge Inc. 5.60% 2017	10,190	8,885
Gaz Capital SA 7.51% 2013	200	179
Gaz Capital SA 8.146% 2018[1]	3,407	2,896
Gazprom International SA 7.201% 2020[6]	3,889	3,563
Gaz Capital SA 6.51% 2022[5]	47,552	31,860
Gaz Capital SA, Series 9, 6.51% 2022	737	494
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	1,960	1,789
Gaz Capital SA 7.288% 2037	11,813	8,033
Devon Financing Corp., ULC 6.875% 2011	37,500	39,891
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,6]	892	889
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	141	140
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,6]	37,167	32,267
Marathon Oil Corp. 6.00% 2017	10,000	9,552
Marathon Oil Corp. 5.90% 2018	10,000	9,544
Pemex Finance Ltd. 8.875% 2010[6]	5,799	5,945
Pemex Project Funding Master Trust 5.75% 2018	12,750	11,603
Chevron Corp. 3.95% 2014	12,000	12,310
Chevron Corp. 4.95% 2019	2,450	2,508
Sunoco, Inc. 6.75% 2011	7,500	7,463
Sunoco, Inc. 4.875% 2014	8,250	7,273
Canadian Natural Resources Ltd. 5.70% 2017	13,500	12,914
Duke Capital Corp. 7.50% 2009	10,000	10,152
Apache Corp. 6.00% 2013	995	1,075
Apache Corp. 6.90% 2018	7,815	8,550
Gulfstream Natural Gas 5.56% 2015[5]	10,000	8,853
Southern Natural Gas Co. 5.90% 2017[5]	7,460	6,826
El Paso Natural Gas Co. 5.95% 2017	2,000	1,835
Phillips Petroleum Co. 8.75% 2010	6,000	6,438
Energy Transfer Partners, LP 5.95% 2015	5,930	5,594
BP Capital Markets PLC 3.125% 2012	5,000	5,078
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	4,531
Husky Energy Inc. 6.20% 2017	585	541
		778,937

UTILITIES — 1.09%
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	20,194
Jersey Central Power & Light Co. 5.625% 2016	3,550	3,411
Pennsylvania Electric Co. 6.05% 2017	3,000	2,804
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	42,077
Jersey Central Power & Light Co. 7.35% 2019	14,900	15,422
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	13,000	13,848
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,220
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,600
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	10,025	9,923
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	8,314	7,975
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	16,439
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,500	2,540
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	40,000	41,017
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	24,075
Consumers Energy Co., Series O, 5.00% 2012	5,200	5,218
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	11,500	11,072
Consumers Energy Co. 5.65% 2018	11,400	11,117
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	24,740
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	4,229
Cilcorp Inc. 8.70% 2009	17,025	18,089
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,543
Illinois Power Co. 6.125% 2017	15,000	13,286
Cilcorp Inc. 9.375% 2029	5,000	6,175
Appalachian Power Co., Series J, 4.40% 2010	10,000	10,015
Ohio Power Co., Series J, 5.30% 2010	18,000	18,205
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,144
MidAmerican Energy Co. 5.125% 2013	1,500	1,515
MidAmerican Energy Co. 5.95% 2017	14,000	14,504
PacifiCorp., First Mortgage Bonds, 5.65% 2018	6,000	6,285
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	9,966
Exelon Corp. 4.45% 2010	10,000	9,888
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,014
Exelon Generation Co., LLC 6.95% 2011	17,600	18,278
Alabama Power Co., Series R, 4.70% 2010	1,750	1,802
Alabama Power Co., Series 2007-D, 4.85% 2012	21,500	22,316
Alabama Power Co., Series 2008-B, 5.80% 2013	1,225	1,323
Georgia Power Co., Series 2008-D, 6.00% 2013	5,235	5,691
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	30,000	30,051
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	17,000	17,843
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,088
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	3,674
National Grid PLC 6.30% 2016	28,225	27,270
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	1,026
Pacific Gas and Electric Co. 6.25% 2013	24,100	26,223
Oncor Electric Delivery Co. 5.95% 2013[5]	23,500	23,661
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	5,115
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	1,700	1,812
Progress Energy, Inc. 7.05% 2019	15,000	15,930
Scottish Power PLC 5.375% 2015	25,000	22,571
HKCG Finance Ltd. 6.25% 2018	14,000	14,466
HKCG Finance Ltd. 6.25% 2018[5]	7,525	7,775
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,150
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,615
Public Service Co. of Colorado 5.80% 2018	9,850	10,427
PSEG Power LLC 7.75% 2011	15,000	15,897
Public Service Electric and Gas Co., Series E, 5.30% 2018	5,000	5,000
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,449
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	3,070
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,979
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,633
Southern California Gas Co., First Mortgage Bonds, Series LL, 5.50% 2014	5,000	5,428
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	2,450	2,549
		731,662

TELECOMMUNICATION SERVICES — 0.97%
SBC Communications Inc. 6.25% 2011	20,000	21,093
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,206
SBC Communications Inc. 5.875% 2012	10,000	10,628
AT&T Inc. 4.95% 2013	7,500	7,777
AT&T Inc. 6.70% 2013	7,000	7,771
AT&T Inc. 4.85% 2014	12,420	12,893
AT&T Inc. 5.50% 2018	19,125	19,124
AT&T Inc. 5.80% 2019	12,740	12,978
AT&T Corp. 8.00% 2031[4]	17,000	19,277
AT&T Inc. 6.55% 2039	1,035	999
Telecom Italia Capital SA 4.00% 2010	10,880	10,806
Telecom Italia Capital SA, Series B, 5.25% 2013	89,343	84,800
Telecom Italia Capital SA 4.95% 2014	15,150	14,018
Telecom Italia Capital SA 6.999% 2018	21,500	20,261
Telecom Italia Capital SA 7.20% 2036	11,370	9,324
Telecom Italia Capital SA 7.721% 2038	9,000	7,879
Verizon Global Funding Corp. 7.375% 2012	7,000	7,667
Verizon Communications Inc. 5.25% 2013	14,500	15,227
Verizon Communications Inc. 7.375% 2013[5]	20,000	22,274
Verizon Communications Inc. 5.55% 2014[5]	5,250	5,513
Verizon Communications Inc. 5.50% 2017	20,000	19,937
Verizon Communications Inc. 5.50% 2018	2,845	2,825
Verizon Communications Inc. 8.75% 2018	14,000	16,756
Verizon Communications Inc. 6.35% 2019	8,500	8,849
Vodafone Group PLC 5.375% 2015	10,716	10,729
Vodafone Group PLC 5.75% 2016	6,475	6,603
Vodafone Group PLC 5.625% 2017	28,950	29,177
Vodafone Group PLC 6.15% 2037	11,000	10,675
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	22,450	22,156
PCCW-HKT Capital Ltd. 8.00% 2011[4]	1,800	1,776
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	11,900	9,172
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,633
Singapore Telecommunications Ltd. 6.375% 2011[5]	3,490	3,777
Singapore Telecommunications Ltd. 7.375% 2031[5]	12,600	13,924
Koninklijke KPN NV 8.00% 2010	12,550	13,167
Koninklijke KPN NV 8.375% 2030	11,140	12,011
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,841
France Télécom 7.75% 2011[4]	15,600	16,903
British Telecommunications PLC 5.15% 2013	15,575	14,671
Deutsche Telekom International Finance BV 6.75% 2018	11,000	11,461
Sprint Capital Corp. 6.375% 2009	3,670	3,670
		653,228

CONSUMER STAPLES — 0.77%
Altria Group, Inc. 9.70% 2018	41,345	48,391
Altria Group, Inc. 9.25% 2019	106,000	121,587
Altria Group, Inc. 10.20% 2039	50,000	55,184
Kroger Co. 5.00% 2013	11,250	11,372
Kroger Co. 7.50% 2014	23,315	25,998
Kroger Co. 6.40% 2017	48,135	50,184
CVS Caremark Corp. 1.561% 2010[4]	5,000	4,907
CVS Caremark Corp. 6.60% 2019	15,000	15,896
CVS Corp. 5.789% 2026[5,6]	12,934	9,773
CVS Caremark Corp. 5.88% 2028[5,6]	18	14
CVS Corp. 6.036% 2028[5,6]	15,140	11,249
CVS Caremark Corp. 6.943% 2030[5,6]	29,997	23,187
Delhaize Group 5.875% 2014	10,000	10,147
Delhaize Group 6.50% 2017	28,410	27,891
Safeway Inc. 6.25% 2014	5,550	5,905
Safeway Inc. 6.35% 2017	30,000	31,088
Walgreen Co. 4.875% 2013	10,000	10,653
Walgreen Co. 5.25% 2019	20,000	19,931
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,311
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[6]	16,000	18,042
H.J. Heinz Co. 15.59% 2011[4,5]	9,700	11,091
Tesco PLC 5.50% 2017[5]	2,570	2,536
		521,337

INDUSTRIALS — 0.73%
Koninklijke Philips Electronics NV 4.625% 2013	55,450	55,079
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1,6]	11,930	8,649
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1,6]	39,450	32,990
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1,6]	8,115	6,654
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1,6]	4,637	3,779
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1,6]	8,785	6,764
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	2,000	1,149
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1,6]	13,201	10,297
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1,6]	14,455	11,564
Caterpillar Inc. 4.50% 2009	17,785	17,813
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,359
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,005
Caterpillar Financial Services Corp., Series F, 4.85% 2012	4,290	4,279
Caterpillar Financial Services Corp., Series F, 4.90% 2013	7,000	6,957
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	1,840
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1,6]	41,770	33,479
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1,6]	3,018	2,022
CSX Corp. 5.75% 2013	15,000	14,921
CSX Corp. 6.25% 2015	15,000	15,026
Union Pacific Corp. 5.125% 2014	11,495	11,592
Union Pacific Corp. 5.75% 2017	5,405	5,215
Union Pacific Corp. 5.70% 2018	9,870	9,494
Burlington Northern Santa Fe Corp. 7.00% 2014	19,430	20,994
BNSF Funding Trust I 6.613% 2055[4]	6,700	4,969
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,6]	29,632	25,528
Canadian National Railway Co. 5.55% 2018	25,000	25,356
Raytheon Co. 4.85% 2011	16,000	16,551
Raytheon Co. 6.40% 2018	1,580	1,704
Raytheon Co. 6.75% 2018	2,420	2,666
Raytheon Co. 7.00% 2028	4,000	4,140
Waste Management, Inc. 7.375% 2010	20,000	20,441
Waste Management, Inc. 5.00% 2014	890	854
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,524
Northrop Grumman Corp. 7.75% 2016	6,640	7,542
Lockheed Martin Corp. 4.121% 2013	2,000	2,032
Lockheed Martin Corp. 7.65% 2016	10,135	11,513
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	3,010
Atlas Copco AB 5.60% 2017[5]	17,290	16,431
John Deere Capital Corp. 5.10% 2013	1,700	1,701
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,222
John Deere Capital Corp., Series D, 5.35% 2018	2,750	2,657
John Deere Capital Corp., Series D, 5.75% 2018	3,000	2,970
Hutchison Whampoa International Ltd. 6.50% 2013[5]	11,800	12,478
Norfolk Southern Corp. 5.75% 2016[5]	9,410	9,283
General Electric Capital Corp., Series A, 1.511% 2018[4]	10,000	5,765
General Electric Co. 4.50% PINES 2035	1,905	1,513
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1,6]	95	93
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1,6]	142	139
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1,6]	3,259	2,214
		488,217

INFORMATION TECHNOLOGY — 0.26%
National Semiconductor Corp. 6.15% 2012	42,620	38,412
National Semiconductor Corp. 6.60% 2017	28,000	21,982
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	51,500	55,134
KLA-Tencor Corp. 6.90% 2018	36,875	28,990
Cisco Systems, Inc. 5.25% 2011	14,000	14,891
Jabil Circuit, Inc. 8.25% 2018	15,500	12,865
Motorola, Inc. 7.625% 2010	1,590	1,599
		173,873

MATERIALS — 0.15%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,270
BHP Billiton Finance (USA) Ltd. 6.50% 2019	13,000	14,146
Rohm and Haas Co. 5.60% 2013	19,830	18,818
Dow Chemical Co. 5.70% 2018	1,400	1,188
ArcelorMittal 5.375% 2013	17,280	15,570
UPM-Kymmene Corp. 5.625% 2014[5]	19,500	14,056
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	4,103
E.I. du Pont de Nemours and Co. 5.00% 2013	1,210	1,256
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,515
Arbermarle Corp. 5.10% 2015	7,000	5,815
Stora Enso Oyj 6.404% 2016[5]	8,000	4,806
Lubrizol Corp. 8.875% 2019	3,900	4,238
Weyerhaeuser Co. 7.375% 2032	3,000	2,287
Praxair, Inc. 4.375% 2014	1,000	1,034
Alcan Inc. 6.45% 2011	1,000	974
ICI Wilmington, Inc. 5.625% 2013	500	475
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	303
		99,854

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.11%
Russian Federation 7.50% 2030[6]	38,688	37,721
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 2012[5]	15,000	15,082
Corporación Andina de Fomento 6.875% 2012	10,000	10,030
France Government Agency-Guaranteed, Société Finance 3.375% 2014[5]	10,000	9,983
		72,816

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	8,359	6,416
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,638	1,893
		8,309

Total bonds & notes (cost: $21,648,562,000)		19,878,245

Short-term securities — 8.01%

Freddie Mac 0.20%–1.10% due 5/4–10/13/2009	1,484,522	1,483,802
Fannie Mae 0.17%–0.85% due 5/13–11/16/2009	1,176,935	1,176,139
Federal Home Loan Bank 0.25%–1.10% due 5/20–10/30/2009	627,387	626,957
Federal Home Loan Bank 0.925% due 12/22/2009[4]	50,000	50,020
U.S. Treasury Bills 0.16%–0.40% due 5/21–9/24/2009	623,450	623,246
Pfizer Inc 0.18%–0.36% due 6/16–7/7/2009[5]	200,800	200,728
Jupiter Securitization Co., LLC 0.35% due 5/5–6/25/2009[5]	163,766	163,722
Park Avenue Receivables Co., LLC 0.35% due 6/16/2009[5]	31,000	30,986
Merck & Co. Inc. 0.20%–0.35% due 5/1–6/26/2009	165,500	165,448
United Parcel Service Inc. 0.25% due 5/29/2009[5]	100,000	99,974
Coca-Cola Co. 0.22%–0.25% due 5/13–6/3/2009[5]	98,400	98,383
Procter & Gamble International Funding S.C.A. 0.15%–0.45% due 5/18–6/10/2009[5]	95,900	95,878
Private Export Funding Corp. 0.35%–0.50% due 7/24/2009[5]	92,200	92,085
Johnson & Johnson 0.25% due 7/20–7/21/2009[5]	82,000	81,953
Bank of America Corp., FDIC insured, 0.27%–0.40% due 5/1–6/30/2009	80,000	79,985
Citigroup Funding Inc., FDIC insured, 0.32% due 5/5/2009	75,000	74,997
General Electric Capital Corp., FDIC insured, 0.32% due 9/22/2009	75,000	74,884
Chevron Corp. 0.42% due 5/21/2009	50,000	49,988
NetJets Inc. 0.23% due 6/1/2009[5]	38,700	38,692
Yale University 0.40% due 7/16/2009	32,000	31,947
Microsoft Corp. 0.15% due 6/22/2009[5]	27,900	27,894

Total short-term securities (cost: $5,366,142,000)		5,367,708

Total investment securities (cost: $77,389,402,000)		66,508,250
Other assets less liabilities		564,088

Net assets		$67,072,338

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $23,801,746,000, which represented 35.49% of the net assets of the fund.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,186,736,000, which represented 4.75% of the net assets of the fund.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Scheduled interest and/or principal payment was not received.
[8]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 11/6/2007 at a cost of $10,147,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-0609O-S15807

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: July 8, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 8, 2009